UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: July 31, 2026

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: January 31, 2026

Diversified Equity Fund

Adviser Managed Trust: DAACX

Fund Overview

This semi-annual shareholder report contains important information about Diversified Equity Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Fund	$27	0.50%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$386,866	1,707	$73	1%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	0.0%
Futures Contracts	0.4%
Cash Equivalent	1.2%
Real Estate	1.9%
Utilities	2.0%
Materials	2.2%
Energy	2.9%
Consumer Staples	4.6%
Health Care	8.7%
Communication Services	8.8%
Consumer Discretionary	9.5%
Industrials	9.5%
Financials	13.1%
Information Technology	25.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	5.5%
Apple	4.7%
Microsoft Corp	4.0%
Amazon.com Inc	2.8%
Alphabet Inc, Cl A	2.4%
Alphabet Inc, Cl C	2.0%
Meta Platforms, Cl A	1.9%
Broadcom Inc	1.9%
Tesla Inc	1.5%
Berkshire Hathaway Inc, Cl B	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://holdings.seic.com/amt_holdings/

  https://www.seic.com/mutual-fund-documentation/proxy-voting

DAACX-SAR-2026

Semi-Annual Shareholder Report: January 31, 2026

Core Fixed Income Fund

Adviser Managed Trust: AAEYX

Fund Overview

This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund	$17	0.33%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$182,267	560	$55	26%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Municipal Bond	0.1%
Asset-Backed Securities	0.3%
Materials	0.6%
U.S. Government Agency Obligations	0.6%
Real Estate	0.8%
Consumer Discretionary	1.4%
Consumer Staples	1.5%
Communication Services	1.7%
Energy	1.8%
Information Technology	1.9%
Industrials	2.0%
Sovereign Debt	2.0%
Utilities	2.3%
Health Care	2.6%
Financials	8.5%
Mortgage-Backed Securities	25.4%
U.S. Treasury Obligations	45.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/31/29	3.1%
U.S. Treasury Notes	4.000%	01/31/31	2.7%
U.S. Treasury Bonds	4.750%	11/15/43	2.5%
U.S. Treasury Notes	4.125%	02/28/27	1.9%
U.S. Treasury Notes	3.750%	12/31/28	1.9%
U.S. Treasury Bonds	4.750%	11/15/53	1.8%
U.S. Treasury Notes	3.750%	12/31/30	1.8%
U.S. Treasury Notes	3.375%	12/31/27	1.7%
U.S. Treasury Notes	3.750%	04/15/28	1.7%
U.S. Treasury Notes	3.500%	10/15/28	1.5%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://holdings.seic.com/amt_holdings/

  https://www.seic.com/mutual-fund-documentation/proxy-voting

AAEYX-SAR-2026

Semi-Annual Shareholder Report: January 31, 2026

Enhanced Fixed Income Fund

Adviser Managed Trust: AAEZX

Fund Overview

This semi-annual shareholder report contains important information about Enhanced Fixed Income Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Fixed Income Fund	$21	0.41%

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$47,564	3	$23	1%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	1.3%
Exchange-Traded Funds	97.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio High Yield Bond ETF	49.0%
SPDR Bloomberg Emerging Markets USD Bond ETF	48.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://holdings.seic.com/amt_holdings/

  https://www.seic.com/mutual-fund-documentation/proxy-voting

AAEZX-SAR-2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	36
Statements of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	39
Notes to Financial Statements	40
Other Information (Form N-CSRS Items 8-11) (Unaudited)	56

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Diversified Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 79.2%

Communication Services — 8.5%
Alphabet Inc, Cl A	27,883	$9,424
Alphabet Inc, Cl C	22,703	7,686
AST SpaceMobile, Cl A *	1,077	120
AT&T Inc	33,188	870
Charter Communications Inc, Cl A *	431	89
Comcast Corp, Cl A	17,373	517
DoubleVerify Holdings *	644	7
Electronic Arts Inc	1,213	247
Fox Corp	1,026	75
Fox Corp, Cl B	711	47
GCI Liberty Inc, Cl A *	8	—
GCI Liberty Inc, Cl C *	258	10
IAC *	319	12
Iridium Communications	451	9
Liberty Broadband Corp, Cl A *	79	4
Liberty Broadband Corp, Cl C *	532	26
Liberty Media -Liberty Formula One, Cl A *	108	9
Liberty Media -Liberty Formula One, Cl C *	997	87
Live Nation Entertainment Inc *	752	109
Madison Square Garden Sports *	77	22
Match Group	1,162	36
Meta Platforms, Cl A	10,473	7,504
Netflix Inc *	20,329	1,697
New York Times, Cl A	763	56
News Corp, Cl A	1,898	51
News Corp, Cl B	791	25
Nexstar Media Group Inc, Cl A	134	28
NIQ Global Intelligence *	227	4
Omnicom Group Inc	1,522	117
Pinterest, Cl A *	2,808	62
Reddit, Cl A *	602	108
ROBLOX, Cl A *	2,991	197
Roku Inc, Cl A *	613	58
Sirius XM Holdings	902	18
Spotify Technology *	1,016	508
Take-Two Interactive Software Inc *	869	191
TKO Group Holdings, Cl A	327	66
T-Mobile US Inc	2,317	457
Trade Desk Inc/The, Cl A *	2,121	64
Trump Media & Technology Group *	765	10
Verizon Communications Inc	20,259	902
Versant Media Group *	695	23
Walt Disney Co/The	8,693	981
Warner Bros Discovery *	11,106	306
ZoomInfo Technologies, Cl A *	1,405	11
		32,850
Consumer Discretionary — 8.2%
ADT Inc	2,434	19
Airbnb, Cl A *	2,022	262
Amazon.com Inc *	46,013	11,011
Aramark	1,255	48

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AutoNation Inc *	124	$25
AutoZone Inc *	80	296
Bath & Body Works	1,012	22
Best Buy Co Inc	919	60
Booking Holdings Inc	156	780
BorgWarner Inc	1,036	49
Boyd Gaming Corp	276	23
Bright Horizons Family Solutions Inc *	270	25
Brunswick Corp/DE	311	25
Burlington Stores Inc *	299	88
Caesars Entertainment *	1,087	23
CarMax Inc *	725	32
Carnival Corp *	5,138	154
Carvana Co, Cl A *	651	261
Cava Group *	474	29
Chewy, Cl A *	994	29
Chipotle Mexican Grill, Cl A *	6,377	248
Choice Hotels International Inc	129	13
Churchill Downs Inc	309	30
Columbia Sportswear Co	124	7
Crocs *	258	22
Darden Restaurants Inc	555	111
Deckers Outdoor Corp *	718	86
Dick’s Sporting Goods Inc	302	61
Dillard’s Inc, Cl A	14	9
Domino’s Pizza Inc	151	62
DoorDash, Cl A *	1,721	352
DR Horton Inc	1,304	194
DraftKings, Cl A *	2,285	63
Duolingo, Cl A *	179	24
Dutch Bros, Cl A *	550	30
eBay Inc	2,190	200
Etsy Inc *	491	26
Expedia Group Inc	575	152
Five Below Inc *	256	49
Floor & Decor Holdings Inc, Cl A *	506	33
Ford Motor Co	18,559	258
GameStop, Cl A *	1,948	47
Gap Inc/The	1,094	31
Garmin Ltd	775	156
General Motors Co	4,490	377
Gentex Corp	1,075	25
Genuine Parts Co	659	92
Grand Canyon Education *	132	23
H&R Block Inc	630	25
Harley-Davidson Inc	530	10
Hasbro Inc	628	56
Hilton Worldwide Holdings Inc	1,109	331
Home Depot	4,777	1,789
Hyatt Hotels Corp, Cl A	191	30
Las Vegas Sands Corp	1,523	80
Lear Corp	254	30
Lennar Corp, Cl A	997	109

Adviser Managed Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lennar Corp, Cl B	60	$6
Liberty Live Holdings, Cl A *	94	8
Liberty Live Holdings, Cl C *	218	18
Lithia Motors, Cl A	122	39
LKQ Corp	1,234	41
Lowe’s	2,684	717
Lucid Group, Cl A *	591	7
Lululemon Athletica Inc *	500	87
Macy’s Inc	1,317	26
Marriott International Inc/MD, Cl A	1,082	341
Mattel Inc *	1,457	30
McDonald’s	3,431	1,081
MGM Resorts International *	974	33
Mohawk Industries Inc *	238	28
Murphy USA Inc	85	36
Newell Brands	1,982	8
NIKE Inc, Cl B	5,550	343
Norwegian Cruise Line Holdings Ltd *	2,103	46
NVR Inc *	13	99
Ollie’s Bargain Outlet Holdings Inc *	291	32
O’Reilly Automotive Inc *	4,052	399
Penn Entertainment *	709	9
Penske Automotive Group Inc	88	14
Planet Fitness, Cl A *	399	36
Pool Corp	171	43
PulteGroup Inc	949	119
PVH Corp	248	15
QuantumScape, Cl A *	1,994	18
Ralph Lauren Corp, Cl A	186	66
RH *	73	15
Rivian Automotive, Cl A *	3,684	54
Ross Stores	1,532	289
Royal Caribbean Cruises Ltd	1,205	391
Service Corp International/US	662	53
SharkNinja *	386	46
Somnigroup International	961	84
Starbucks	5,468	503
Stellantis	3,661	36
Tapestry Inc	983	125
Tesla Inc *	13,535	5,826
Texas Roadhouse Inc, Cl A	315	57
Thor Industries	260	29
TJX Cos Inc/The	5,353	802
Toll Brothers Inc	470	68
TopBuild Corp *	139	65
Tractor Supply	2,527	129
Travel + Leisure	299	21
Ulta Beauty Inc *	215	139
Under Armour Inc, Cl A *	898	6
Under Armour Inc, Cl C *	892	5
Vail Resorts Inc	170	23
Valvoline Inc *	604	20
VF	1,669	33

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viking Holdings *	857	$62
Wayfair Inc, Cl A *	446	46
Wendy’s Co/The	778	6
Whirlpool Corp	255	20
Williams-Sonoma Inc	563	115
Wingstop Inc, Cl A	132	35
Wyndham Hotels & Resorts Inc	361	26
Wynn Resorts Ltd	397	43
YETI Holdings Inc *	392	18
Yum! Brands Inc	1,325	206
		31,643
Consumer Staples — 4.0%
Albertsons, Cl A	1,969	33
Altria Group Inc	8,091	502
Archer-Daniels-Midland Co	2,272	153
BellRing Brands *	603	15
BJ’s Wholesale Club Holdings Inc *	621	57
Boston Beer Co Inc/The, Cl A *	39	8
Brown-Forman Corp, Cl A	207	6
Brown-Forman Corp, Cl B	702	19
Bunge Global	631	72
Campbell Soup Co	922	26
Casey’s General Stores	176	107
Celsius Holdings Inc *	782	41
Church & Dwight Co Inc	1,171	113
Clorox Co/The	586	66
Coca-Cola	18,661	1,396
Coca-Cola Consolidated Inc	281	43
Colgate-Palmolive Co	3,822	345
Conagra Brands Inc	2,263	42
Constellation Brands Inc, Cl A	689	108
Costco Wholesale Corp	2,129	2,002
Coty Inc, Cl A *	1,641	5
Darling Ingredients Inc *	743	34
Dollar General Corp	1,044	150
Dollar Tree Inc *	966	114
elf Beauty Inc *	260	22
Estee Lauder Cos Inc/The, Cl A	1,187	137
Flowers Foods Inc	888	10
Freshpet Inc *	226	16
General Mills Inc	2,603	120
Hershey Co/The	693	135
Hormel Foods Corp	1,375	34
Ingredion Inc	304	36
J M Smucker	493	52
Kenvue	9,034	157
Keurig Dr Pepper Inc	6,157	169
Kimberly-Clark	1,580	158
Kraft Heinz Co/The	4,059	96
Kroger	2,883	181
Lamb Weston Holdings Inc	648	30
Maplebear *	819	30
McCormick & Co Inc/MD	1,204	74

2	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molson Coors Beverage, Cl B	797	$38
Mondelez International Inc, Cl A	6,215	363
Monster Beverage Corp *	3,316	268
Nestle SA	4,680	448
PepsiCo Inc	6,578	1,011
Performance Food Group *	725	69
Philip Morris International	7,477	1,342
Pilgrim’s Pride Corp	197	9
Post Holdings Inc *	240	25
Primo Brands, Cl A	1,221	23
Procter & Gamble Co/The	11,269	1,710
Reynolds Consumer Products	259	6
Seaboard Corp	1	5
Smithfield Foods Inc	215	5
Sprouts Farmers Market Inc *	465	33
Sysco Corp	2,307	193
Target Corp	2,161	228
Tyson Foods, Cl A	1,330	87
US Foods Holding Corp *	1,092	91
Walmart Inc	20,866	2,486
		15,354
Energy — 2.7%
Antero Midstream	1,590	30
Antero Resources Corp *	1,377	50
APA	1,686	45
Baker Hughes a GE Co, Cl A	4,715	264
BP PLC	29,085	185
Cheniere Energy	1,049	222
Chevron Corp	8,990	1,590
Chord Energy	307	31
ConocoPhillips	6,064	632
Coterra Energy	3,586	103
Devon Energy Corp	2,956	119
Diamondback Energy Inc	906	149
DT Midstream	482	61
EOG Resources	2,626	294
EQT Corp	2,964	171
Expand Energy	1,104	124
Exxon Mobil Corp	20,263	2,865
Halliburton Co	4,076	137
HF Sinclair	759	39
Kinder Morgan Inc/DE	9,245	282
Marathon Petroleum Corp	1,481	261
Matador Resources	555	25
NOV	1,776	33
Occidental Petroleum Corp	3,363	153
ONEOK Inc	2,971	235
Ovintiv	1,234	54
Permian Resources, Cl A	3,329	54
Phillips 66	1,938	278
Range Resources Corp	1,122	42
Schlumberger Ltd	7,130	345
Shell	10,519	406

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SM Energy Co	637	$12
Targa Resources Corp	1,021	205
Tenaris	739	16
Texas Pacific Land	273	95
Valero Energy Corp	1,484	269
Viper Energy, Cl A	874	37
Weatherford International	338	32
Williams	5,842	393
		10,338
Financials — 10.3%
Affiliated Managers Group	133	42
Affirm Holdings, Cl A *	1,318	79
Aflac Inc	2,316	257
AGNC Investment Corp ‡	4,959	57
Allstate Corp/The	1,255	250
Ally Financial Inc	1,312	55
American Express Co	2,592	913
American Financial Group Inc/OH	314	41
American International Group Inc	2,672	200
Ameriprise Financial Inc	454	239
Annaly Capital Management ‡	3,342	77
Aon, Cl A	1,007	352
Apollo Global Management	1,960	264
Arch Capital Group Ltd *	1,735	167
Ares Management, Cl A	895	134
Arthur J Gallagher & Co	1,206	301
Assurant Inc	241	57
Assured Guaranty Ltd	221	19
Axis Capital Holdings Ltd	361	37
Bank of America Corp	31,900	1,697
Bank of New York Mellon Corp/The	3,357	403
Bank OZK	507	24
Berkshire Hathaway Inc, Cl B *	8,843	4,249
BlackRock Funding	732	819
Blackstone Group	3,565	508
Block, Cl A *	2,589	156
Blue Owl Capital, Cl A	2,900	40
BOK Financial Corp	106	14
Brighthouse Financial Inc *	272	17
Brown & Brown Inc	1,402	101
Bullish *	193	6
Capital One Financial Corp	3,010	659
Carlyle Group	1,243	73
Cboe Global Markets Inc	498	132
Charles Schwab Corp/The	8,168	849
Chubb	1,757	544
Cincinnati Financial Corp	732	118
Citigroup	8,520	986
Citizens Financial Group Inc	2,068	130
CME Group Inc, Cl A	1,725	499
CNA Financial Corp	99	5
Coinbase Global, Cl A *	1,074	209
Columbia Banking System Inc	1,411	42

Adviser Managed Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Comerica	621	$55
Commerce Bancshares Inc/MO	615	32
Corebridge Financial	1,285	40
Corpay *	323	102
Credit Acceptance Corp *	33	16
Cullen/Frost Bankers Inc	283	39
East West Bancorp	650	74
Equitable Holdings	1,454	67
Euronet Worldwide Inc *	193	14
Evercore Inc, Cl A	175	62
Everest Group	200	66
FactSet Research Systems Inc	181	46
Fidelity National Financial Inc	1,236	67
Fidelity National Information Services Inc	2,503	138
Fifth Third Bancorp	3,166	159
Figure Technology Solutions, Cl A *	204	12
First American Financial	467	29
First Citizens BancShares, Cl A	44	91
First Hawaiian Inc	595	16
First Horizon National Corp	2,390	58
Fiserv Inc *	2,623	167
FNB Corp/PA	1,687	30
Franklin Resources Inc	1,461	39
Global Payments	1,161	83
Globe Life	394	55
Goldman Sachs Group Inc/The	1,410	1,319
Hamilton Lane Inc, Cl A	190	27
Hanover Insurance Group Inc/The	170	30
Hartford Financial Services Group Inc/The	1,349	182
Houlihan Lokey Inc, Cl A	257	43
Huntington Bancshares Inc/OH	9,575	167
Interactive Brokers Group, Cl A	2,057	154
Intercontinental Exchange Inc	2,736	475
Invesco Ltd	1,730	47
Jack Henry & Associates	345	62
Janus Henderson Group	597	29
Jefferies Financial Group	728	45
JPMorgan Chase & Co	13,026	3,984
Kemper Corp	291	11
KeyCorp	4,495	97
Kinsale Capital Group Inc	105	42
KKR	3,253	372
Lazard, Cl A	523	28
Lincoln National	810	34
Loews	812	86
LPL Financial Holdings Inc	379	138
M&T Bank Corp	744	165
Markel Group *	59	120
MarketAxess Holdings Inc	173	29
Marsh & McLennan Cos Inc	2,367	445
Mastercard Inc, Cl A	3,858	2,079
MetLife	2,675	211
MGIC Investment Corp	1,109	30

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moody’s Corp	746	$385
Morgan Stanley	5,529	1,011
Morningstar Inc	112	23
MSCI Inc, Cl A	358	218
Nasdaq Inc	2,186	212
Northern Trust Corp	919	137
Old Republic International Corp	1,086	43
OneMain Holdings, Cl A	566	37
PayPal Holdings	4,515	238
Phoenix Financial	410	20
Pinnacle Financial Partners	708	67
PNC Financial Services Group Inc/The	1,895	423
Primerica Inc	157	41
Principal Financial Group Inc	1,056	100
Progressive Corp/The	2,806	584
Prosperity Bancshares Inc	435	30
Prudential Financial Inc	1,686	187
Raymond James Financial Inc	869	144
Regions Financial Corp	4,271	122
Reinsurance Group of America Inc, Cl A	314	64
Rithm Capital ‡	2,515	27
RLI Corp	389	23
Robinhood Markets, Cl A *	3,550	353
Rocket, Cl A	4,516	81
Ryan Specialty Holdings, Cl A	499	24
S&P Global Inc	1,456	768
Shift4 Payments, Cl A *	316	19
SLM Corp	994	27
SoFi Technologies *	5,868	134
SouthState	477	49
Starwood Property Trust Inc ‡	1,626	29
State Street Corp	1,369	179
Stifel Financial Corp	475	59
Swiss Re AG	548	88
Synchrony Financial	1,743	127
T Rowe Price Group	1,040	110
TFS Financial Corp	450	6
Toast, Cl A *	2,147	67
TPG, Cl A	616	36
Tradeweb Markets, Cl A	554	57
Travelers Cos Inc/The	1,075	306
Truist Financial	6,228	320
Unum Group	823	62
US Bancorp	7,492	420
UWM Holdings	746	4
Virtu Financial Inc, Cl A	383	16
Visa Inc, Cl A	8,073	2,598
Voya Financial Inc	457	35
Webster Financial Corp	795	52
Wells Fargo & Co	15,084	1,365
Western Alliance Bancorp	513	46
Western Union Co/The	1,569	15
WEX Inc *	161	25

4	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
White Mountains Insurance Group Ltd	12	$25
Willis Towers Watson PLC	471	149
Wintrust Financial Corp	314	46
WR Berkley Corp	1,444	99
Zions Bancorp NA	689	41
		39,802
Health Care — 7.9%
Abbott Laboratories	8,312	908
AbbVie Inc	8,498	1,895
Acadia Healthcare Co Inc *	433	6
Agilent Technologies Inc	1,355	181
Alcon Inc	907	74
Align Technology Inc *	326	53
Alnylam Pharmaceuticals Inc *	611	207
Amgen Inc	2,574	880
Apellis Pharmaceuticals Inc *	513	12
Avantor *	3,141	34
Baxter International Inc	2,435	49
Becton Dickinson	1,360	277
Biogen Inc *	694	125
BioMarin Pharmaceutical Inc *	904	51
Bio-Rad Laboratories Inc, Cl A *	92	27
Bio-Techne Corp	746	48
Boston Scientific Corp *	7,066	661
Bristol-Myers Squibb	9,796	539
Bruker Corp	491	22
Cardinal Health	1,148	247
Caris Life Sciences *	107	2
Cencora, Cl A	870	312
Centene Corp *	2,360	102
Certara *	576	5
Charles River Laboratories International Inc *	232	49
Chemed Corp	68	29
Cigna Group	1,272	349
Cooper *	947	77
Corcept Therapeutics Inc *	447	18
CSL	879	111
CVS Health	6,008	448
Danaher Corp	3,025	662
DaVita Inc *	182	20
DENTSPLY SIRONA Inc	947	12
Dexcom *	1,859	136
Doximity, Cl A *	621	23
Edwards Lifesciences Corp *	2,736	223
Elanco Animal Health Inc *	2,339	56
Elevance Health	1,075	372
Eli Lilly	3,841	3,984
Encompass Health Corp	474	45
Envista Holdings *	798	19
Exact Sciences *	886	91
Exelixis Inc *	1,282	53
GE HealthCare Technologies	2,176	172
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gilead Sciences Inc	5,961	$846
Globus Medical Inc, Cl A *	533	48
GSK	7,474	194
Haleon	16,387	86
Halozyme Therapeutics Inc *	583	42
HCA Healthcare Inc	780	381
Henry Schein Inc *	521	39
Hologic Inc *	1,060	79
Humana	574	112
IDEXX Laboratories *	384	257
Illumina Inc *	752	109
Incyte *	752	75
Insmed Inc *	1,013	159
Inspire Medical Systems Inc *	136	10
Insulet Corp *	333	85
Intuitive Surgical Inc *	1,695	855
Ionis Pharmaceuticals Inc *	739	61
IQVIA Holdings Inc *	833	192
Jazz Pharmaceuticals PLC *	282	46
Johnson & Johnson	11,542	2,623
Labcorp Holdings	397	108
Masimo *	214	29
McKesson Corp	602	500
Medpace Holdings *	109	63
Medtronic PLC	6,141	632
Merck & Co Inc	12,092	1,333
Mettler-Toledo International Inc *	99	136
Moderna Inc *	1,686	74
Molina Healthcare Inc *	255	46
Natera *	617	143
Neurocrine Biosciences Inc *	460	63
Organon	1,235	11
Penumbra Inc *	178	64
Perrigo PLC	648	9
Pfizer Inc	27,197	719
QIAGEN	1,334	71
Quest Diagnostics Inc	530	99
Regeneron Pharmaceuticals Inc	488	362
Repligen Corp *	274	41
ResMed	694	179
REVOLUTION Medicines *	824	80
Revvity	571	62
Roche Holding AG	1,342	613
Roivant Sciences *	1,801	39
Royalty Pharma, Cl A	1,854	77
Sanofi	2,016	191
Sarepta Therapeutics *	441	9
Solventum *	702	54
Sotera Health *	1,068	19
STERIS PLC	467	123
Stryker Corp	1,648	609
Summit Therapeutics *	555	8
Teleflex Inc	212	22

Adviser Managed Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tempus AI, Cl A *	484	$29
Tenet Healthcare Corp *	435	82
Thermo Fisher Scientific	1,813	1,049
Ultragenyx Pharmaceutical Inc *	427	10
United Therapeutics Corp *	211	99
UnitedHealth Group Inc	4,366	1,253
Universal Health Services Inc, Cl B	262	53
Veeva Systems Inc, Cl A *	702	143
Vertex Pharmaceuticals Inc *	1,236	581
Viatris, Cl W	5,638	74
Viking Therapeutics Inc *	518	15
Waters Corp *	283	105
West Pharmaceutical Services Inc	340	79
Zimmer Biomet Holdings Inc	941	82
Zoetis Inc, Cl A	2,122	265
		30,472
Industrials — 7.6%
3M	2,562	392
A O Smith	549	40
AAON Inc	319	29
Acuity Brands Inc	147	45
Advanced Drainage Systems	336	51
AECOM	629	61
AGCO	295	33
Air Lease Corp, Cl A	543	35
Alaska Air Group Inc *	582	30
Allegion PLC	409	68
Allison Transmission Holdings Inc	404	44
Amentum Holdings *	757	27
American Airlines Group Inc *	3,100	41
AMETEK Inc	1,095	245
API Group *	1,752	73
Applied Industrial Technologies Inc	181	47
Armstrong World Industries Inc	204	37
ATI *	665	80
Automatic Data Processing Inc	1,959	484
Avis Budget Group Inc *	80	9
Axon Enterprise Inc *	355	172
Boeing *	3,584	838
Booz Allen Hamilton Holding, Cl A	594	53
Broadridge Financial Solutions Inc	554	109
Builders FirstSource Inc *	531	61
BWX Technologies Inc, Cl W	434	89
CACI International Inc, Cl A *	103	64
Carlisle Cos Inc	204	70
Carpenter Technology Corp	229	73
Carrier Global	3,829	228
Caterpillar Inc	2,222	1,461
CH Robinson Worldwide Inc	558	109
Cintas Corp	1,634	313
Clarivate *	1,683	4
Clean Harbors Inc *	241	63
CNH Industrial	4,173	45
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Comfort Systems USA Inc	165	$188
Concentrix	216	8
Copart *	4,204	171
Core & Main, Cl A *	902	48
Crane	234	43
CSX Corp	8,924	337
Cummins Inc	660	382
Curtiss-Wright Corp	179	118
Dayforce *	726	50
Deere	1,174	620
Delta Air Lines Inc	3,100	204
Donaldson Co Inc	566	58
Dover Corp	645	130
Eaton Corp PLC	1,876	659
EMCOR Group Inc	210	151
Emerson Electric	2,703	397
Equifax Inc	589	119
Esab	271	33
Everus Construction Group *	242	21
ExlService Holdings Inc *	752	29
Expeditors International of Washington Inc	652	105
Experian PLC	1,667	63
Fastenal Co	5,457	237
FedEx Corp	1,035	334
Ferguson Enterprises	921	232
Ferrovial	935	63
Flowserve Corp	619	48
Fortive Corp	1,614	85
Fortune Brands Innovations	575	31
FTAI Aviation	484	132
FTI Consulting Inc *	159	28
Gates Industrial Corp PLC *	1,205	28
GE Vernova	1,308	950
Generac Holdings *	278	47
General Dynamics Corp	1,212	426
General Electric	4,991	1,531
Genpact Ltd	765	34
Graco Inc	789	69
GXO Logistics *	525	30
Hayward Holdings *	943	15
HEICO Corp	202	67
HEICO Corp, Cl A	356	91
Hexcel Corp	400	33
Honeywell International Inc	3,060	696
Howmet Aerospace	1,923	400
Hubbell Inc, Cl B	254	124
Huntington Ingalls Industries Inc	185	78
IDEX	359	71
Illinois Tool Works Inc	1,393	364
Ingersoll Rand	1,919	165
ITT Inc	414	75
Jacobs Solutions	577	78
JB Hunt Transport Services Inc	379	77

6	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Johnson Controls International plc	3,167	$378
Karman Holdings *	226	23
KBR Inc	586	25
Kirby Corp *	269	32
Knight-Swift Transportation Holdings Inc, Cl A	748	41
L3Harris Technologies	888	304
Landstar System Inc	165	25
Leidos Holdings Inc	606	114
Lennox International Inc	153	76
Leonardo DRS	359	15
Lincoln Electric Holdings Inc	258	68
Loar Holdings *	203	14
Lockheed Martin Corp	993	630
Lyft, Cl A *	1,892	32
ManpowerGroup Inc	219	8
Masco Corp	1,003	66
MasTec *	296	71
Middleby Corp/The *	240	35
MSA Safety Inc	176	31
MSC Industrial Direct Co Inc, Cl A	209	18
Mueller Industries Inc	515	70
Nordson Corp	256	70
Norfolk Southern	1,074	313
Northrop Grumman Corp	650	450
nVent Electric PLC	774	87
Old Dominion Freight Line Inc	886	153
Oshkosh Corp	304	44
Otis Worldwide	1,879	160
Owens Corning	404	48
PACCAR Inc	2,450	301
Parker-Hannifin Corp	612	573
Parsons *	251	18
Paychex Inc	1,534	158
Paycom Software Inc	244	33
Paylocity Holding Corp *	214	29
Pentair PLC	778	82
Quanta Services Inc	700	332
QXO *	2,829	63
RBC Bearings Inc *	147	73
Regal Rexnord	314	51
Republic Services Inc, Cl A	963	207
Robert Half	470	16
Rocket Lab Corp *	1,973	158
Rockwell Automation Inc	538	227
Rollins Inc	1,334	84
RTX	6,421	1,290
Ryder System Inc	191	37
Saia Inc *	127	43
Schneider Electric SE	993	286
Schneider National Inc, Cl B	246	7
Science Applications International	223	23
Sensata Technologies Holding PLC	690	24
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Simpson Manufacturing Co Inc	199	$35
SiteOne Landscape Supply *	210	30
Snap-on	244	89
Southwest Airlines Co	2,245	107
SS&C Technologies Holdings	1,005	82
StandardAero *	673	21
Stanley Black & Decker Inc	735	58
Tetra Tech	1,270	48
Textron Inc	855	75
Timken Co/The	297	28
Toro	474	43
Trane Technologies	1,069	450
TransDigm Group	265	378
TransUnion	927	73
Trex Co Inc *	507	21
Uber Technologies *	9,657	773
U-Haul Holding *	65	4
U-Haul Holding, Cl B	536	27
Union Pacific Corp	2,864	673
United Continental Holdings Inc *	1,547	158
United Parcel Service Inc, Cl B	3,521	374
United Rentals Inc	308	241
Valmont Industries Inc	94	42
Veralto	1,133	112
Verisk Analytics, Cl A	665	145
Vertiv Holdings, Cl A	1,809	337
Waste Management Inc	1,775	394
Watsco Inc	165	64
WESCO International Inc	228	66
Westinghouse Air Brake Technologies	806	185
WillScot Holdings	846	17
Woodward	282	90
WW Grainger Inc	211	228
XPO *	545	81
Xylem Inc/NY	1,157	159
		29,420
Information Technology — 24.9%
Accenture PLC, Cl A	2,996	790
Adobe Inc *	2,008	589
Advanced Micro Devices Inc *	7,725	1,829
Akamai Technologies Inc *	682	66
Amdocs Ltd	525	43
Amkor Technology	543	26
Amphenol Corp, Cl A	5,860	844
Analog Devices Inc	2,376	739
Appfolio, Cl A *	103	20
Apple	69,931	18,146
Applied Materials Inc	3,860	1,244
AppLovin, Cl A *	1,142	540
Arista Networks *	4,940	700
Arrow Electronics Inc *	245	32
Astera Labs *	614	92
Atlassian, Cl A *	804	95

Adviser Managed Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aurora Innovation, Cl A *	5,593	$24
Autodesk Inc *	1,013	256
Avnet Inc	408	25
Bentley Systems, Cl B	748	26
BILL Holdings *	438	19
Broadcom Inc	22,153	7,339
Cadence Design Systems Inc *	1,309	388
CCC Intelligent Solutions Holdings *	2,891	22
CDW Corp/DE	625	79
Ciena Corp *	671	169
Circle Internet Group, Cl A *	225	14
Cirrus Logic Inc *	252	33
Cisco Systems Inc	19,092	1,495
Cloudflare, Cl A *	1,510	268
Cognex Corp	782	30
Cognizant Technology Solutions Corp, Cl A	2,347	193
Coherent *	745	158
Confluent, Cl A *	1,316	40
Corning	3,745	387
Crane NXT	233	12
Crowdstrike Holdings, Cl A *	1,188	524
CyberArk Software *	80	34
Datadog, Cl A *	1,507	195
Dell Technologies Inc, Cl C	1,512	173
Docusign, Cl A *	955	50
Dolby Laboratories Inc, Cl A	287	18
Dropbox, Cl A *	962	25
DXC Technology Co *	853	12
Dynatrace *	1,396	53
Elastic *	431	28
Enphase Energy Inc *	605	22
Entegris Inc	713	84
EPAM Systems Inc *	260	54
F5 *	274	76
Fair Isaac Corp *	113	165
First Solar *	483	109
Flex *	1,812	114
Fortinet Inc *	3,025	246
Gartner Inc *	356	75
Gen Digital	2,612	63
Gitlab, Cl A *	684	24
GLOBALFOUNDRIES *	488	21
Globant *	205	14
GoDaddy Inc, Cl A *	653	66
Guidewire Software Inc *	398	56
Hewlett Packard Enterprise Co	6,234	134
HP Inc	4,484	87
HubSpot Inc *	242	68
Ingram Micro Holding	243	5
Intel Corp *	21,191	985
International Business Machines Corp	4,465	1,369
Intuit Inc	1,310	654
IPG Photonics Corp *	119	11
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jabil Inc	501	$119
Keysight Technologies *	818	177
KLA	632	902
Kyndryl Holdings *	1,100	25
Lam Research	6,027	1,407
Lattice Semiconductor Corp *	646	52
Littelfuse Inc	112	36
Lumentum Holdings *	338	132
MACOM Technology Solutions Holdings Inc *	301	66
Manhattan Associates Inc *	285	43
Marvell Technology	4,110	324
Microchip Technology Inc	2,509	190
Micron Technology Inc	5,361	2,224
Microsoft Corp	35,575	15,308
MicroStrategy Inc, Cl A *	1,293	194
MKS Instruments Inc	319	75
Monday.com *	74	9
MongoDB, Cl A *	375	139
Monolithic Power Systems Inc	220	247
Motorola Solutions Inc	792	319
nCino *	598	13
NetApp Inc	966	93
Nova *	53	26
Nutanix Inc, Cl A *	1,213	48
NVIDIA Corp	112,264	21,457
Okta, Cl A *	783	66
ON Semiconductor Corp *	2,004	120
Onto Innovation *	231	47
Oracle Corp	8,077	1,329
Palantir Technologies, Cl A *	10,478	1,536
Palo Alto Networks Inc *	3,227	571
Pegasystems Inc	413	18
Procore Technologies *	545	31
PTC Inc *	567	89
Pure Storage Inc, Cl A *	1,476	103
Qnity Electronics	995	96
Qorvo Inc *	443	35
QUALCOMM Inc	5,187	786
Ralliant Corp	538	29
RingCentral, Cl A *	381	10
Roper Technologies	510	189
Rubrik, Cl A *	660	37
SailPoint *	286	5
Salesforce	4,481	951
Samsara, Cl A *	1,535	43
Sandisk Corp *	644	371
SentinelOne, Cl A *	1,385	19
ServiceNow Inc *	4,957	580
Skyworks Solutions Inc	729	41
Snowflake, Cl A *	1,580	304
Super Micro Computer *	2,441	71
Synopsys Inc *	885	412
TD SYNNEX	374	59

8	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Teledyne Technologies *	221	$137
Teradata Corp *	453	13
Teradyne Inc	765	184
Texas Instruments Inc	4,351	938
Trimble Inc *	1,133	77
Twilio, Cl A *	672	81
Tyler Technologies Inc *	205	76
Ubiquiti	20	11
UiPath, Cl A *	2,071	26
Unity Software *	1,506	44
Universal Display Corp	209	24
VeriSign Inc	401	98
Vontier	703	26
Western Digital Corp	1,645	412
Workday Inc, Cl A *	1,023	180
Zebra Technologies Corp, Cl A *	242	57
Zoom Video Communications, Cl A *	1,249	115
Zscaler Inc *	479	96
		96,554
Materials — 1.7%
Air Products & Chemicals Inc	1,056	288
Albemarle Corp	559	95
Alcoa Corp	1,228	70
Amcor	2,163	96
AptarGroup Inc	311	39
Ashland	222	14
Avery Dennison	370	69
Axalta Coating Systems Ltd *	1,037	35
Ball	1,343	76
Celanese Corp, Cl A	530	24
CF Industries Holdings Inc	787	73
Cleveland-Cliffs Inc *	2,806	39
Corteva	3,252	237
CRH	3,253	398
Crown Holdings Inc	550	58
Dow Inc	3,364	93
DuPont de Nemours	1,990	87
Eagle Materials Inc	157	32
Eastman Chemical Co	546	38
Ecolab Inc	1,186	334
Element Solutions Inc	1,042	30
FMC Corp	590	9
Freeport-McMoRan	6,861	413
Graphic Packaging Holding Co	1,416	21
Holcim	946	98
Huntsman Corp	781	8
International Flavors & Fragrances Inc	1,218	85
International Paper Co	2,492	100
James Hardie Industries *	695	16
Linde	2,254	1,030
Louisiana-Pacific Corp	300	25
LyondellBasell Industries NV, Cl A	1,218	60
Martin Marietta Materials	285	186
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mosaic Co/The	1,500	$41
MP Materials *	615	36
NewMarket Corp	28	19
Newmont	5,292	595
Nucor Corp	1,092	194
Olin Corp	546	11
Packaging Corp of America	420	93
PPG Industries Inc	1,080	125
Reliance	251	83
Royal Gold Inc	412	109
RPM International Inc	604	65
Scotts Miracle-Gro Co/The, Cl A	208	13
Sealed Air Corp	693	29
Sherwin-Williams Co/The	1,109	393
Silgan Holdings	420	18
Smurfit WestRock	2,477	103
Solstice Advanced Materials *	765	47
Sonoco Products Co	468	22
Steel Dynamics	668	120
Vulcan Materials	628	189
Westlake	159	13
		6,594
Real Estate — 1.7%
Agree Realty Corp ‡	515	37
Alexandria Real Estate Equities Inc ‡	815	45
American Homes 4 Rent, Cl A ‡	1,624	51
American Tower, Cl A ‡	2,244	402
Americold Realty Trust ‡	1,355	17
AvalonBay Communities Inc ‡	676	120
Brixmor Property Group Inc ‡	1,447	39
BXP ‡	753	49
Camden Property Trust ‡	511	56
CBRE Group Inc, Cl A *	1,414	241
CoStar Group Inc *	1,985	122
Cousins Properties ‡	793	20
Crown Castle ‡	2,063	179
CubeSmart ‡	1,076	40
Digital Realty Trust Inc ‡	1,659	275
EastGroup Properties Inc ‡	248	45
EPR Properties ‡	355	19
Equinix Inc ‡	465	382
Equity LifeStyle Properties Inc ‡	901	57
Equity Residential ‡	1,801	112
Essex Property Trust Inc ‡	303	76
Extra Space Storage Inc ‡	1,002	138
Federal Realty Investment Trust ‡	404	41
First Industrial Realty Trust Inc ‡	608	35
Gaming and Leisure Properties Inc ‡	1,255	56
Healthcare Realty Trust, Cl A ‡	1,560	26
Healthpeak Properties ‡	3,295	57
Highwoods Properties Inc ‡	504	13
Host Hotels & Resorts Inc ‡	3,260	60
Howard Hughes Holdings *	147	12

Adviser Managed Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Invitation Homes Inc ‡	2,909	$78
Iron Mountain ‡	1,395	129
Jones Lang LaSalle Inc *	224	80
Kilroy Realty Corp ‡	558	19
Kimco Realty ‡	3,177	67
Lamar Advertising Co, Cl A ‡	417	53
Lineage ‡	336	12
Medical Properties Trust Inc ‡	2,372	12
Mid-America Apartment Communities ‡	553	74
Millrose Properties	734	22
National Storage Affiliates Trust ‡	335	11
NNN ‡	889	37
Omega Healthcare Investors Inc ‡	1,365	60
Park Hotels & Resorts ‡	934	10
Prologis Inc ‡	4,443	580
Public Storage	751	207
Rayonier Inc ‡	784	18
Realty Income Corp ‡	4,415	270
Regency Centers Corp ‡	859	63
Rexford Industrial Realty ‡	1,127	46
SBA Communications Corp, Cl A ‡	510	94
Simon Property Group Inc	1,540	295
STAG Industrial Inc ‡	887	33
Sun Communities Inc ‡	601	77
UDR Inc ‡	1,570	58
Ventas Inc ‡	2,263	176
VICI Properties Inc, Cl A ‡	5,021	141
Vornado Realty Trust ‡	838	27
Welltower ‡	3,304	622
Weyerhaeuser Co ‡	3,446	89
WP Carey Inc ‡	1,030	72
Zillow Group Inc, Cl A *	237	15
Zillow Group Inc, Cl C *	773	49
		6,418
Utilities — 1.7%
AES Corp/VA	3,375	49
Alliant Energy Corp	1,221	80
Ameren Corp	1,283	132
American Electric Power Co Inc	2,543	305
American Water Works	926	120
Atmos Energy Corp	752	125
CenterPoint Energy	3,098	123
Clearway Energy Inc, Cl A	165	6
Clearway Energy Inc, Cl C	387	14
CMS Energy Corp	1,414	101
Consolidated Edison Inc	1,714	183
Constellation Energy	1,500	421
Dominion Energy Inc	4,057	244
DTE Energy	985	132
Duke Energy	3,732	453
Edison International	1,812	113
Entergy Corp	2,129	204
Essential Utilities	1,310	51
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evergy Inc	1,094	$84
Eversource Energy	1,747	121
Exelon Corp	4,805	215
FirstEnergy Corp	2,609	123
IDACORP Inc, Cl Rights	256	34
MDU Resources Group	964	20
National Fuel Gas	426	36
NextEra Energy	10,018	881
NiSource Inc	2,237	99
NRG Energy Inc	942	144
OGE Energy	955	42
PG&E	10,423	161
Pinnacle West Capital Corp	566	53
PPL Corp	3,519	127
Public Service Enterprise Group	2,374	195
Sempra	3,103	270
Southern Co/The	5,285	472
Talen Energy *	216	75
UGI Corp	1,022	41
Vistra	1,608	255
WEC Energy Group	1,575	174
Xcel Energy Inc	2,822	215
		6,693

Total Common Stock
(Cost $272,907) ($ Thousands)		306,138

FOREIGN COMMON STOCK — 9.7%

Australia — 0.7%
Communication Services — 0.0%
CAR Group	686	13
REA Group	96	13
Telstra Group	7,310	25
		51
Consumer Discretionary — 0.1%
Aristocrat Leisure Ltd	1,022	38
Lottery	4,042	14
Wesfarmers Ltd	2,061	120
		172
Consumer Staples — 0.0%
Coles Group Ltd	2,436	36
Woolworths Group Ltd	2,218	48
		84
Energy — 0.0%
Santos Ltd	5,897	29
Woodside Energy Group	3,448	61
		90

10	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Financials — 0.3%
ANZ Group Holdings	5,526	$141
ASX Ltd	353	14
Commonwealth Bank of Australia	3,039	317
Insurance Australia Group	4,295	23
Macquarie Group Ltd	657	97
Medibank Pvt Ltd	5,001	16
National Australia Bank Ltd	5,561	168
QBE Insurance Group Ltd	2,742	38
Suncorp Group Ltd	1,966	23
Washington H Soul Pattinson & Co Ltd	621	17
Westpac Banking	6,216	168
		1,022
Health Care — 0.0%
Cochlear Ltd	119	22
Pro Medicus	104	14
Sigma Healthcare	8,385	18
Sonic Healthcare	829	13
		67
Industrials — 0.1%
Brambles Ltd	2,493	39
Computershare Ltd	955	22
Qantas Airways	1,346	9
Seven Group Holdings	370	12
Transurban Group	5,644	55
		137
Information Technology — 0.0%
WiseTech Global	365	15

Materials — 0.2%
BHP Group	9,217	319
Evolution Mining	3,690	36
Fortescue	3,075	45
Glencore PLC	18,619	127
Lynas Rare Earths *	1,645	17
Northern Star Resources	2,466	45
Rio Tinto Ltd	674	71
Rio Tinto PLC	2,049	187
South32	8,194	26
		873
Real Estate — 0.0%
Goodman Group ‡	3,688	79
Scentre Group ‡	9,458	27
Stockland ‡	4,404	17
Vicinity ‡	7,210	12
		135
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
APA Group	2,398	$15
Origin Energy Ltd	3,128	26
		41
Total Australia		2,687

Austria — 0.0%
Energy — 0.0%
OMV	267	16

Financials — 0.0%
Erste Group Bank AG	559	73
Raiffeisen Bank International AG	239	12
		85
Utilities — 0.0%
Verbund AG	124	9

Total Austria		110

Belgium — 0.1%
Communication Services — 0.0%
Liberty Global, Cl A *	795	9
Liberty Global, Cl C *	666	7
		16
Consumer Discretionary — 0.0%
D’ieteren Group	39	9
Consumer Staples — 0.1%
Anheuser-Busch InBev SA/NV	1,795	130
Lotus Bakeries	1	12
		142
Financials — 0.0%
Ageas	271	19
Groupe Bruxelles Lambert SA	151	14
KBC Group NV	417	59
Sofina	30	9
		101
Health Care — 0.0%
Financiere de Tubize	36	9
UCB SA	230	71
		80
Materials — 0.0%
Syensqo	133	11

Adviser Managed Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Elia Group, Cl B	89	$13

Total Belgium		372

Bermuda — 0.0%
Financials — 0.0%
RenaissanceRe Holdings Ltd	227	64

Brazil — 0.1%
Financials — 0.1%
NU Holdings, Cl A *	15,951	283
XP, Cl A	1,927	38
		321
Materials — 0.0%
Yara International ASA	301	14

Total Brazil		335

Burkina Faso — 0.0%
Materials — 0.0%
Endeavour Mining	351	20

Canada — 0.1%
Consumer Discretionary — 0.1%
Restaurant Brands International	1,538	103

Financials — 0.0%
Brookfield Asset Management, Cl A	1,818	90

Industrials — 0.0%
RB Global	881	100

Utilities — 0.0%
Brookfield Renewable	642	27

Total Canada		320

Chile — 0.0%
Materials — 0.0%
Antofagasta PLC	716	36
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
China — 0.1%
Consumer Discretionary — 0.1%
Prosus	2,376	$137

Consumer Staples — 0.0%
Wilmar International Ltd	3,500	9

Financials — 0.0%
BOC Hong Kong Holdings Ltd	6,500	34

Industrials — 0.0%
SITC International Holdings	2,000	8
Yangzijiang Shipbuilding Holdings Ltd	4,700	12
		20
Real Estate — 0.0%
Wharf Holdings Ltd/The	2,000	7

Total China		207

Denmark — 0.2%
Consumer Discretionary — 0.0%
Pandora A/S	149	12

Consumer Staples — 0.0%
Carlsberg A/S, Cl B	173	24

Financials — 0.0%
Danske Bank A/S	1,252	64
Tryg A/S	616	15
		79
Health Care — 0.1%
Coloplast A/S, Cl B	229	20
Demant A/S *	155	5
Genmab A/S *	116	38
Novo Nordisk, Cl B	5,848	349
		412
Industrials — 0.1%
AP Moller - Maersk A/S, Cl A	5	12
AP Moller - Maersk A/S, Cl B	8	20
DSV	371	104
ROCKWOOL, Cl B	171	6
Vestas Wind Systems	1,834	56
		198

12	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Materials — 0.0%
Novonesis (Novozymes) B, Cl B	640	$39

Utilities — 0.0%
Orsted A/S *	958	22

Total Denmark		786

Finland — 0.1%
Communication Services — 0.0%
Elisa	258	11

Consumer Discretionary — 0.0%
Amer Sports *	677	25

Consumer Staples — 0.0%
Kesko, Cl B	496	13

Energy — 0.0%
Neste Oyj	768	20

Financials — 0.1%
Nordea Bank Abp	5,705	111
Sampo, Cl A	4,397	49
		160
Health Care — 0.0%
Orion Oyj, Cl B	197	16

Industrials — 0.0%
Kone, Cl B	617	45
Metso	1,129	22
Wartsila Abp	913	37
		104
Information Technology — 0.0%
Nokia	9,670	62

Materials — 0.0%
Stora Enso, Cl R	1,058	12
UPM-Kymmene	969	27
		39
Utilities — 0.0%
Fortum	815	19

Total Finland		469
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
France — 0.9%
Communication Services — 0.0%
Orange SA	3,381	$63
Publicis Groupe	416	42
		105
Consumer Discretionary — 0.2%
Accor SA	356	20
Cie Generale des Etablissements Michelin SCA	1,217	45
FDJ UNITED	202	6
Hermes International SCA	58	140
Kering	135	42
LVMH Moet Hennessy Louis Vuitton	454	294
Renault SA	349	13
Sodexo SA	161	8
		568
Consumer Staples — 0.1%
Carrefour SA	985	16
Danone SA	1,172	92
L'Oreal SA	437	202
Pernod Ricard SA	366	33
		343
Energy — 0.1%
Bollore SA	1,285	8
TotalEnergies	3,607	263
		271
Financials — 0.1%
Amundi SA	112	10
AXA SA	3,217	147
BNP Paribas SA	1,848	201
Credit Agricole SA	1,923	42
Edenred	439	9
Societe Generale SA	1,308	115
		524
Health Care — 0.1%
BioMerieux	75	9
EssilorLuxottica SA	552	169
Ipsen	68	11
Sartorius Stedim Biotech	53	12
		201
Industrials — 0.2%
Aeroports de Paris	63	8
Airbus SE	1,079	248
Alstom SA *	629	20
Bouygues SA	344	19
Bureau Veritas	577	19
Cie de Saint-Gobain	816	81

Adviser Managed Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Dassault Aviation	36	$14
Eiffage SA	125	18
Getlink SE	549	11
Legrand	476	76
Rexel SA	406	17
Safran SA	654	234
Thales SA	168	52
Vinci SA	899	130
		947
Information Technology — 0.0%
Capgemini SE	296	46
Dassault Systemes	1,217	34
		80
Materials — 0.1%
Air Liquide	1,050	197

Real Estate — 0.0%
Covivio ‡	101	6
Gecina SA ‡	84	8
Klepierre SA ‡	391	15
Unibail-Rodamco-Westfield ‡	221	25
		54
Utilities — 0.0%
Engie SA	3,317	99
Veolia Environnement SA	1,143	43
		142
Total France		3,432

Germany — 0.9%
Communication Services — 0.1%
CTS Eventim & KGaA	113	9
Deutsche Telekom AG	6,681	225
Scout24	136	14
		248
Consumer Discretionary — 0.1%
adidas AG	311	55
Bayerische Motoren Werke AG	526	54
Birkenstock Holding *	253	10
Continental AG	200	16
Mercedes-Benz Group	1,311	90
Zalando *	408	12
		237
Consumer Staples — 0.0%
Beiersdorf AG	180	21
Henkel AG & Co KGaA	189	16
		37
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Financials — 0.2%
Allianz	701	$310
Commerzbank AG	1,399	57
Deutsche Bank AG	3,361	133
Deutsche Boerse AG	342	87
Hannover Rueck SE	109	31
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	237	144
Talanx	117	15
		777
Health Care — 0.1%
Bayer	1,784	95
Fresenius Medical Care AG & Co KGaA	400	18
Fresenius SE & Co KGaA	767	43
Merck KGaA	235	35
Siemens Healthineers AG	614	31
		222
Industrials — 0.3%
Brenntag AG	223	14
Daimler Truck Holding	863	42
Deutsche Lufthansa AG	1,088	11
Deutsche Post	1,743	98
GEA Group AG	266	19
Hensoldt	115	11
HOCHTIEF AG	28	12
Knorr-Bremse	132	15
MTU Aero Engines AG	98	44
Rational	9	7
Rheinmetall	83	176
Siemens	1,380	419
Siemens Energy *	1,407	241
		1,109
Information Technology — 0.1%
Infineon Technologies	2,371	117
Nemetschek	105	9
SAP SE	1,896	380
		506
Materials — 0.0%
BASF	1,621	88
Evonik Industries AG	465	7
Heidelberg Materials	243	67
Symrise, Cl A	241	21
		183
Real Estate — 0.0%
LEG Immobilien	135	10
Vonovia SE	1,345	39
		49

14	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
E.ON SE	4,077	$87
RWE AG	1,148	73
		160
Total Germany		3,528

Guatemala — 0.0%
Communication Services — 0.0%
Millicom International Cellular	488	30

Hong Kong — 0.2%
Communication Services — 0.0%
HKT Trust & HKT Ltd	7,000	10

Consumer Staples — 0.0%
WH Group Ltd	15,000	18

Financials — 0.1%
AIA Group Ltd	19,000	219
Futu Holdings ADR *	112	18
Hong Kong Exchanges & Clearing Ltd	2,200	122
Prudential PLC	4,738	78
		437
Industrials — 0.0%
MTR Corp Ltd	3,000	13
Swire Pacific Ltd, Cl A	500	5
Techtronic Industries Co Ltd	2,500	34
		52
Real Estate — 0.1%
CK Asset Holdings Ltd	3,500	21
Henderson Land Development Co Ltd	3,000	12
Hongkong Land Holdings Ltd	2,000	17
Link ‡	4,700	22
Sino Land Co Ltd	6,000	9
Sun Hung Kai Properties Ltd	2,500	40
Wharf Real Estate Investment Co Ltd	3,000	10
		131
Utilities — 0.0%
CK Infrastructure Holdings Ltd	1,000	8
CLP Holdings	3,000	28
Hong Kong & China Gas	20,000	19
Power Assets Holdings	2,500	20
		75
Total Hong Kong		723
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Ireland — 0.1%
Consumer Staples — 0.0%
Kerry Group PLC, Cl A	300	$27

Financials — 0.1%
AIB Group PLC	3,805	43
Bank of Ireland Group PLC	1,789	36
		79
Industrials — 0.0%
AerCap Holdings NV	300	43
Kingspan Group PLC	281	25
		68
Total Ireland		174

Israel — 0.1%
Financials — 0.1%
Bank Hapoalim BM	2,279	57
Bank Leumi Le-Israel	2,723	66
Israel Discount Bank, Cl A	2,233	26
Mizrahi Tefahot Bank Ltd	282	22
		171
Health Care — 0.0%
Teva Pharmaceutical Industries ADR *	2,100	72

Industrials — 0.0%
Elbit Systems Ltd	49	35

Information Technology — 0.0%
Check Point Software Technologies *	150	27
Nice Ltd *	115	12
Wix.com Ltd *	96	8
		47
Materials — 0.0%
ICL Group	1,406	8

Real Estate — 0.0%
Azrieli Group	77	10
Total Israel		343

Italy — 0.3%
Communication Services — 0.0%
Infrastrutture Wireless Italiane	508	5
Telecom Italia *	19,485	13
		18

Adviser Managed Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Consumer Discretionary — 0.0%
Ferrari	229	$76
Moncler SpA	424	25
		101
Consumer Staples — 0.0%
Coca-Cola HBC AG	396	22
Davide Campari-Milano	1,118	8
		30
Energy — 0.0%
Eni SpA	3,715	76

Financials — 0.2%
Banca Mediolanum	406	10
Banca Monte dei Paschi di Siena	3,588	37
Banco BPM	2,063	31
BPER Banca SPA	2,655	37
FinecoBank Banca Fineco	1,111	30
Generali	1,567	64
Intesa Sanpaolo SpA	25,869	184
Nexi	894	4
Poste Italiane	830	22
UniCredit SpA	2,546	223
Unipol Assicurazioni	651	14
		656
Health Care — 0.0%
Recordati Industria Chimica e Farmaceutica	209	12

Industrials — 0.0%
Leonardo SpA	735	49
Prysmian SpA	510	61
Ryanair Holdings	1,544	52
		162
Materials — 0.0%
Buzzi	140	8

Utilities — 0.1%
Enel SpA	14,769	164
Snam SpA	3,662	25
Terna - Rete Elettrica Nazionale	2,555	28
		217
Total Italy		1,280

Japan — 2.3%
Communication Services — 0.2%
Capcom	600	15
KDDI Corp	5,300	90
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Konami Group	200	$29
LY	5,200	13
Nexon Co Ltd	600	15
Nintendo Co Ltd	2,000	124
NTT	54,300	55
SoftBank	52,000	71
SoftBank Group Corp	7,000	192
Toho Co Ltd/Tokyo	200	10
		614
Consumer Discretionary — 0.4%
Aisin	1,000	18
Asics Corp	1,200	29
Bandai Namco Holdings Inc	1,100	29
Bridgestone Corp	2,000	45
Denso Corp	3,400	47
Fast Retailing	400	153
Honda Motor Co Ltd	6,700	68
Isuzu Motors Ltd	1,000	16
Nissan Motor Co Ltd *	4,000	10
Nitori Holdings Co Ltd	700	12
Oriental Land Co Ltd/Japan	2,000	35
Pan Pacific International Holdings Corp	3,500	21
Panasonic Holdings	4,200	58
Rakuten Group *	2,700	16
Ryohin Keikaku	1,000	20
Sanrio	300	9
Sekisui House	1,100	24
Shimano Inc	100	11
Sony Group	11,200	248
Subaru Corp	1,100	24
Sumitomo Electric Industries	1,300	57
Suzuki Motor Corp	2,900	40
Toyota Motor Corp	17,200	391
Yamaha Motor Co Ltd	1,700	13
Zensho Holdings	200	11
ZOZO Inc	700	6
		1,411
Consumer Staples — 0.1%
Aeon Co Ltd	4,100	56
Ajinomoto Co Inc	1,600	37
Asahi Group Holdings	2,600	27
Japan Tobacco Inc	2,200	80
Kao	800	32
Kikkoman Corp	1,200	11
Kirin Holdings Co Ltd	1,400	22
Kobe Bussan	300	7
MatsukiyoCocokara	600	10
Seven & i Holdings Co Ltd	4,000	57
Shiseido Co Ltd	700	12
Suntory Beverage & Food Ltd	300	10
Tsuruha Holdings Inc	500	8

16	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Unicharm Corp	2,000	$12
		381
Energy — 0.0%
ENEOS Holdings	5,000	42
Idemitsu Kosan	1,500	13
Inpex	1,600	36
		91
Financials — 0.4%
Chiba Bank Ltd/The	1,000	14
Dai-ichi Life Holdings Inc	6,400	57
Daiwa Securities Group	2,400	24
Japan Exchange Group Inc	1,800	20
Japan Post Bank Co Ltd	3,300	59
Japan Post Holdings Co Ltd	3,200	39
Japan Post Insurance	300	9
Mitsubishi HC Capital	1,600	14
Mitsubishi UFJ Financial Group Inc	20,800	378
Mizuho Financial Group Inc	4,600	200
MS&AD Insurance Group Holdings Inc	2,300	59
Nomura Holdings Inc	5,500	50
ORIX	2,100	64
Resona Holdings Inc	3,800	44
SBI Holdings Inc/Japan	1,000	23
Sompo Holdings Inc	1,600	55
Sony Financial Group *	11,200	11
Sumitomo Mitsui Financial Group Inc	6,700	237
Sumitomo Mitsui Trust Holdings Inc	1,200	40
T&D Holdings	900	22
Tokio Marine Holdings Inc	3,300	123
Yokohama Financial Group	1,900	17
		1,559
Health Care — 0.1%
Astellas Pharma Inc	3,300	46
Chugai Pharmaceutical Co Ltd	1,200	69
Daiichi Sankyo Co Ltd	3,300	61
Eisai Co Ltd	500	14
Hoya	600	101
Kyowa Hakko Kirin Co Ltd	400	6
M3 Inc	800	10
Olympus Corp	2,100	25
Otsuka Holdings	800	48
Shionogi & Co Ltd	1,400	29
Sysmex Corp	900	9
Takeda Pharmaceutical Co Ltd	2,900	99
Terumo Corp	2,400	31
		548
Industrials — 0.6%
AGC Inc/Japan	400	15
ANA Holdings Inc	300	6
		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Central Japan Railway Co	1,400	$39
Dai Nippon Printing	700	13
Daifuku Co Ltd	600	22
Daikin Industries Ltd	500	60
East Japan Railway Co	1,800	45
Ebara	800	24
FANUC	1,700	69
Fuji Electric Co Ltd	300	21
Fujikura	500	63
Hankyu Hanshin Holdings Inc	400	11
Hitachi Ltd	8,300	289
IHI Corp	1,900	44
ITOCHU Corp	11,000	141
Japan Airlines	300	6
Kajima Corp	800	33
Kawasaki Heavy Industries Ltd	300	25
Kawasaki Kisen Kaisha	600	9
Komatsu Ltd	1,700	65
Kubota	1,800	28
Makita Corp	400	14
Marubeni Corp	2,600	86
MINEBEA MITSUMI Inc	700	14
Mitsubishi Corp	5,800	155
Mitsubishi Electric Corp	3,500	110
Mitsubishi Heavy Industries Ltd	5,800	171
Mitsui & Co Ltd	4,500	148
Mitsui OSK Lines Ltd	600	19
MonotaRO Co Ltd	500	7
NIDEC CORP	1,500	22
Nippon Yusen	800	26
Obayashi Corp	1,200	27
Recruit Holdings Co Ltd	2,600	137
Secom	800	29
Seibu Holdings Inc	400	11
Sekisui Chemical Co Ltd	700	12
SG Holdings Co Ltd	600	6
SMC Corp/Japan	100	39
Sumitomo Corp	2,000	82
Taisei	300	30
Tokyo Metro	500	5
Tokyu Corp	900	10
TOPPAN Holdings	400	12
Toyota Industries Corp	300	39
Toyota Tsusho Corp	1,200	44
West Japan Railway Co	800	16
		2,299
Information Technology — 0.3%
Advantest	1,400	232
Allegro MicroSystems *	585	22
Canon Inc	1,600	49
Disco Corp	200	85
FUJIFILM Holdings Corp	2,000	40

Adviser Managed Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Fujitsu Ltd	3,200	$89
Keyence Corp	400	147
Kioxia Holdings *	400	55
Kyocera Corp	2,300	35
Lasertec	100	23
Murata Manufacturing Co Ltd	3,000	61
NEC Corp	2,400	82
Nomura Research Institute Ltd	700	21
Obic Co Ltd	600	17
Oracle Corp Japan	100	7
Otsuka Corp	400	8
Renesas Electronics Corp	3,100	52
SCREEN Holdings	200	25
Shimadzu Corp	400	11
TDK Corp	3,500	45
TIS	400	12
Tokyo Electron Ltd	800	214
Trend Micro Inc/Japan *	200	8
Yokogawa Electric Corp	400	13
		1,353
Materials — 0.1%
Asahi Kasei	2,200	21
JFE Holdings Inc	1,000	14
Mitsubishi Chemical Group	2,500	17
Nippon Mining Holdings *	1,000	16
Nippon Paint Holdings Co Ltd	1,700	11
Nippon Sanso Holdings	300	9
Nippon Steel Corp	9,000	38
Nitto Denko Corp	1,300	29
Shin-Etsu Chemical	3,100	102
Sumitomo Metal Mining Co Ltd	500	28
Toray Industries Inc	2,500	19
		304
Real Estate — 0.1%
Daito Trust Construction Co Ltd	500	10
Daiwa House Industry	1,000	34
Hulic Co Ltd	800	10
Mitsubishi Estate Co Ltd	1,900	49
Mitsui Fudosan Co Ltd	4,800	55
Nippon Building Fund ‡	14	13
Sumitomo Realty & Development	1,200	33
		204
Utilities — 0.0%
Chubu Electric Power Co Inc	1,200	18
Kansai Electric Power Co Inc/The	1,700	27
Osaka Gas Co Ltd	700	26
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Tokyo Gas	600	$27
		98
Total Japan		8,862
Jersey — 0.0%
Consumer Discretionary — 0.0%
Aptiv PLC *	1,088	82

Kazakhstan — 0.0%
Financials — 0.0%
Freedom Holding *	84	10

Luxembourg — 0.0%
Financials — 0.0%
CVC Capital Partners	386	7

Health Care — 0.0%
Eurofins Scientific	215	18

Materials — 0.0%
ArcelorMittal	852	46

Total Luxembourg		71

Macao — 0.0%
Consumer Discretionary — 0.0%
Galaxy Entertainment Group Ltd	4,000	20
Sands China Ltd	4,400	10
		30
Mexico — 0.0%
Materials — 0.0%
Southern Copper Corp	396	75

Netherlands — 0.5%
Communication Services — 0.0%
Koninklijke KPN NV	7,062	35
Universal Music Group	1,998	49
		84
Consumer Staples — 0.1%
Heineken	523	43
Heineken Holding NV	235	18
JDE Peet's	310	12

18	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Koninklijke Ahold Delhaize	1,658	$65
		138
Financials — 0.1%
ABN AMRO Group NV	1,059	39
Adyen NV *	46	68
Aegon	2,401	19
ASR Nederland	269	20
Euronext	142	20
EXOR	161	13
ING Groep NV	5,488	162
NN Group NV	488	39
		380
Health Care — 0.0%
Argenx *	111	94
Koninklijke Philips NV	1,511	43
		137
Industrials — 0.0%
IMCD	107	10
Randstad NV	197	7
Wolters Kluwer NV	433	41
		58
Information Technology — 0.3%
ASM International	85	72
ASML Holding NV	705	1,014
BE Semiconductor Industries	147	29
		1,115
Materials — 0.0%
Akzo Nobel NV	310	22

Total Netherlands		1,934

New Zealand — 0.0%
Financials — 0.0%
Infratil	1,681	11

Health Care — 0.0%
Fisher & Paykel Healthcare Corp Ltd	1,065	25

Industrials — 0.0%
Auckland International Airport Ltd	3,097	16

Information Technology — 0.0%
Xero *	297	19
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Contact Energy	1,564	$9
Meridian Energy Ltd	2,445	8
		17
Total New Zealand		88

Norway — 0.1%
Communication Services — 0.0%
Telenor ASA	1,118	19

Consumer Staples — 0.0%
Mowi ASA	845	20
Orkla ASA	1,273	15
Salmar	121	7
		42
Energy — 0.1%
Aker BP ASA	574	17
Equinor	1,521	41
		58
Financials — 0.0%
DNB Bank	1,626	47
Gjensidige Forsikring ASA	363	10
		57
Industrials — 0.0%
Kongsberg Gruppen	799	27

Materials — 0.0%
Norsk Hydro ASA	2,554	23

Total Norway		226

Poland — 0.0%
Industrials — 0.0%
InPost *	409	6

Portugal — 0.0%
Consumer Staples — 0.0%
Jeronimo Martins SGPS SA	514	12

Energy — 0.0%
Galp Energia SGPS	758	15

Financials — 0.0%
Banco Comercial Portugues, Cl R	15,098	17

Adviser Managed Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
EDP	5,698	$29

Total Portugal		73

Puerto Rico — 0.0%
Financials — 0.0%
Popular Inc	322	43

Russia — 0.0%
Information Technology — 0.0%
Nebius Group, Cl A *	400	34

Singapore — 0.2%
Communication Services — 0.0%
Singapore Telecommunications	13,500	49

Consumer Discretionary — 0.0%
Sea Ltd ADR *	694	81

Financials — 0.1%
DBS Group Holdings Ltd	3,900	182
Oversea-Chinese Banking Corp Ltd	6,100	102
Singapore Exchange Ltd	1,600	22
United Overseas Bank Ltd	2,300	69
		375
Industrials — 0.1%
Grab Holdings, Cl A *	4,300	18
Jardine Matheson Holdings Ltd	300	22
Keppel Corp Ltd	2,600	22
Singapore Airlines Ltd	2,700	14
Singapore Technologies Engineering	2,800	22
		98
Information Technology — 0.0%
STMicroelectronics	1,229	35

Real Estate — 0.0%
CapitaLand Ascendas ‡	6,800	15
CapitaLand Integrated Commercial Trust ‡	10,600	20
CapitaLand Investment	4,300	11
		46
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Sembcorp Industries Ltd	1,600	$7

Total Singapore		691

South Africa — 0.0%
Materials — 0.0%
Anglo American	2,033	95

South Korea — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	6,336	128
Delivery Hero, Cl A *	347	9
		137
Spain — 0.4%
Communication Services — 0.0%
Cellnex Telecom	898	28
Telefonica SA	6,692	27
		55
Consumer Discretionary — 0.1%
Amadeus IT Group SA, Cl A	818	55
Industria de Diseno Textil SA	1,981	129
		184
Energy — 0.0%
Repsol SA	2,102	42

Financials — 0.2%
Banco Bilbao Vizcaya Argentaria SA	10,465	267
Banco de Sabadell SA	9,783	38
Banco Santander SA	27,036	346
Bankinter SA	1,224	21
CaixaBank SA	7,166	95
Mapfre SA	1,678	8
		775
Health Care — 0.0%
Grifols	542	7

Industrials — 0.0%
ACS Actividades de Construccion y Servicios	660	37
Aena SME	1,362	43
		80
Utilities — 0.1%
Acciona	45	10
EDP Renovaveis	573	9

20	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Endesa SA	577	$21
Iberdrola	23,050	263
Naturgy Energy Group	474	15
Redeia	737	13
		331
Total Spain		1,474

Sweden — 0.4%
Communication Services — 0.0%
Tele2 AB, Cl B	994	18
Telia Co AB	4,284	20
		38
Consumer Discretionary — 0.0%
Evolution	269	17
H & M Hennes & Mauritz, Cl B	1,029	21
		38
Consumer Staples — 0.0%
Essity AB, Cl B	1,094	32

Financials — 0.1%
EQT AB	897	34
Industrivarden AB, Cl A	216	11
Industrivarden AB, Cl C	281	14
Investor, Cl B	3,309	129
L E Lundbergforetagen AB, Cl B	138	8
Skandinaviska Enskilda Banken AB, Cl A	2,881	62
Svenska Handelsbanken AB, Cl A	2,649	42
Swedbank AB, Cl A	1,542	61
		361
Health Care — 0.0%
Swedish Orphan Biovitrum *	356	14

Industrials — 0.2%
AddTech, Cl B	472	15
Alfa Laval	525	30
Assa Abloy AB, Cl B	1,820	74
Atlas Copco, Cl A	4,877	101
Atlas Copco, Cl B	2,834	51
Beijer Ref, Cl B	699	10
Epiroc, Cl A	1,197	34
Epiroc, Cl B	708	18
Indutrade	496	12
Investment Latour, Cl B	269	7
Lifco, Cl B	423	15
Nibe Industrier, Cl B	2,752	11
Saab, Cl B	582	46
Sandvik AB	1,936	77
Securitas AB, Cl B	893	15

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Skanska AB, Cl B	618	$19
SKF AB, Cl B	619	16
Trelleborg, Cl B	368	15
Volvo AB, Cl B	2,884	105
		671
Information Technology — 0.1%
Hexagon, Cl B	3,770	43
Telefonaktiebolaget LM Ericsson, Cl B	5,044	55
		98
Materials — 0.0%
Boliden *	516	36
Holmen, Cl B	138	5
Svenska Cellulosa, Cl B	1,103	14
		55
Real Estate — 0.0%
Fastighets Balder, Cl B *	1,304	10
Sagax, Cl B	399	9
		19
Total Sweden		1,326

Switzerland — 0.6%
Communication Services — 0.0%
Swisscom AG	47	39

Consumer Discretionary — 0.1%
Avolta	160	10
Cie Financiere Richemont SA, Cl A	976	190
On Holding, Cl A *	1,047	47
Swatch Group	53	13
		260
Consumer Staples — 0.0%
Barry Callebaut	6	10
Chocoladefabriken Lindt & Spruengli AG	4	58
		68
Financials — 0.2%
Banque Cantonale Vaudoise	55	8
Helvetia Baloise Holding	143	36
Julius Baer Group Ltd	374	31
Partners Group Holding AG	41	56
Swiss Life Holding AG	52	57
UBS Group	5,766	274
Zurich Insurance Group AG	266	190
		652
Health Care — 0.2%
Galderma Group	281	53
Lonza Group AG	131	89

Adviser Managed Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Novartis AG	3,474	$518
Sandoz Group	759	60
Sonova Holding AG	92	25
Straumann Holding	203	25
		770
Industrials — 0.1%
ABB Ltd	2,872	248
Belimo Holding	18	20
Geberit	61	47
Kuehne + Nagel International AG	88	20
Schindler Holding	117	45
SGS	292	35
VAT Group	49	32
		447
Information Technology — 0.0%
Logitech International	276	24

Materials — 0.0%
DSM-Firmenich	338	27
EMS-Chemie Holding AG	13	10
Givaudan	17	66
Sika AG	277	53
		156
Real Estate — 0.0%
Swiss Prime Site AG	146	25

Utilities — 0.0%
BKW	38	7

Total Switzerland		2,448

United Kingdom — 1.3%
Communication Services — 0.0%
Auto Trader Group PLC	1,596	12
BT Group PLC, Cl A	10,848	29
Informa PLC	2,395	29
Vodafone Group PLC	36,219	53
		123
Consumer Discretionary — 0.1%
Barratt Developments PLC	2,494	13
Compass Group PLC	3,082	93
Entain PLC	1,103	9
Flutter Entertainment *	764	126
InterContinental Hotels Group PLC	269	37
JD Sports Fashion	4,704	5
Kingfisher PLC	3,238	15
Next PLC	212	39
Pearson PLC	1,084	14

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Whitbread PLC	321	$12
		363
Consumer Staples — 0.2%
Associated British Foods PLC	592	15
British American Tobacco PLC	3,970	241
Coca-Cola Europacific Partners	400	37
Diageo PLC	4,041	93
Imperial Brands PLC	1,420	60
J Sainsbury PLC	3,192	14
Magnum Ice Cream *	891	16
Marks & Spencer Group	3,732	19
Reckitt Benckiser Group PLC	1,238	104
Tesco PLC	12,218	71
Unilever	3,958	270
		940
Energy — 0.0%
TechnipFMC	1,975	110

Financials — 0.4%
3i Group PLC	1,768	81
Admiral Group PLC	473	18
Aviva	5,545	48
Barclays PLC	25,969	174
HSBC Holdings PLC	31,263	553
Legal & General Group PLC	10,663	39
Lloyds Banking Group PLC	109,217	163
London Stock Exchange Group PLC	865	97
M&G PLC	4,148	18
NatWest Group	14,668	134
Phoenix Group Holdings PLC	1,275	13
Schroders	1,316	8
Standard Chartered PLC	3,666	94
Wise, Cl A *	1,210	16
		1,456
Health Care — 0.2%
AstraZeneca PLC	2,833	529
Hikma Pharmaceuticals PLC	302	6
Smith & Nephew PLC	1,511	26
		561
Industrials — 0.2%
Ashtead Group PLC	784	51
BAE Systems PLC	5,470	149
Bunzl PLC	595	17
CK Hutchison Holdings Ltd	5,000	40
DCC PLC	180	11
International Consolidated Airlines Group SA	2,257	13
Intertek Group PLC	291	18

22	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Melrose Industries	2,316	$20
RELX PLC	3,354	119
Rentokil Initial PLC	4,584	29
Rolls-Royce Holdings PLC	15,394	258
Smiths Group PLC	609	21
Spirax Group	134	13
		759
Information Technology — 0.0%
Halma PLC	689	34
Sage Group PLC/The	1,783	23
		57
Materials — 0.1%
Anglogold Ashanti	2,395	222
Fresnillo PLC	402	20
		242
Real Estate — 0.0%
Land Securities Group PLC ‡	1,285	12
Segro PLC ‡	2,335	24
		36
Utilities — 0.1%
Centrica PLC	9,127	24
National Grid PLC	9,020	154
Severn Trent PLC	491	20
SSE PLC	2,190	73
United Utilities Group PLC	1,238	21
		292
Total United Kingdom		4,939

Total Foreign Common Stock
(Cost $32,642) ($ Thousands)		37,560

EXCHANGE-TRADED FUND — 0.0%

Equity — 0.0%
SPDR S&P 500 ETF Trust	180	124

Total Exchange-Traded Fund
(Cost $75) ($ Thousands)		124

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Bayerische Motoren Werke AG (A)	102	11
Dr Ing hc F Porsche (A)	207	10
Porsche Automobil Holding SE (A)	278	12
Volkswagen AG (A)	374	45
		78

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Consumer Staples — 0.0%
Henkel AG & Co KGaA (A)	307	$27

Health Care — 0.0%
Sartorius AG (A)	48	14

Total Preferred Stock
(Cost $109) ($ Thousands)		119

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional
Class 3.590%**†	4,562,236	4,562
Total Cash Equivalent
(Cost $4,562) ($ Thousands)		4,562
Total Investments in Securities — 90.1%
(Cost $310,295) ($ Thousands)		$348,503

Adviser Managed Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Diversified Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
MSCI EAFE Index	5	Mar-2026	$760	$760	$—
MSCI EAFE Index	75	Mar-2026	10,800	11,388	588
MSCI Emerging Markets Index	178	Mar-2026	12,418	13,535	1,117
Russell 2000 Index E-Mini	3	Mar-2026	403	393	(10)
Russell 2000 Index E-Mini	99	Mar-2026	12,938	12,992	54
S&P 500 Index E-Mini	11	Mar-2026	3,840	3,831	(9)
			$41,159	$42,899	$1,740

Percentages are based on a Net Assets of $386,866 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of January 31, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 4).

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026 ($ Thousands):

Security Description	Value 7/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund,
Institutional Class	$2,588	$13,659	$(11,685)	$—	$—	$4,562	$156	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Enhanced Fixed Income Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE-TRADED FUNDS — 97.6%
Fixed Income — 97.6%
SPDR Bloomberg Emerging Markets USD Bond ETF	904,827	$23,307
SPDR Portfolio High Yield Bond ETF	978,446	23,109

Total Exchange-Traded Funds
(Cost $45,231) ($ Thousands)		46,416

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.590% **†	25,956	639
Total Cash Equivalent
(Cost $639) ($ Thousands)		639

Total Investments — 98.9%
(Cost $45,870) ($ Thousands)		$47,055

Percentages are based on a Net Assets of $47,564 ($ Thousands).

**	Rate shown is the 7-day effective yield as of January 31, 2026.

†	Investment in Affiliated Security (see Note 4).

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depository Receipt

USD — U.S. Dollar

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026 ($ Thousands):

Security Description	Value 7/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund,
Institutional Class	$26	$3,021	$(2,408)	$—	$—	$639	$18	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 45.4%
U.S. Treasury Bonds
5.000%, 05/15/2045	$675	$690
4.875%, 08/15/2045	400	402
4.750%, 11/15/2043	4,500	4,482
4.750%, 02/15/2045	1,600	1,585
4.750%, 11/15/2053	3,450	3,370
4.750%, 05/15/2055	500	489
4.750%, 08/15/2055	450	440
4.625%, 11/15/2044	200	195
4.625%, 11/15/2045	475	462
4.625%, 05/15/2054	120	115
4.625%, 02/15/2055	500	479
4.625%, 11/15/2055	475	455
4.500%, 11/15/2054	600	563
4.375%, 05/15/2041	300	291
4.375%, 08/15/2043	2,100	1,999
4.250%, 02/15/2054	500	450
4.250%, 08/15/2054	400	360
3.625%, 05/15/2053	100	80
3.000%, 08/15/2052	300	214
2.875%, 05/15/2049	200	143
2.875%, 05/15/2052	200	139
2.375%, 05/15/2051	200	126
2.250%, 05/15/2041	500	367
2.250%, 02/15/2052	250	151
1.875%, 02/15/2051	300	167
1.875%, 11/15/2051	200	110
1.375%, 11/15/2040	200	129
U.S. Treasury Notes
4.625%, 06/15/2027	500	507
4.625%, 04/30/2029	400	412
4.625%, 04/30/2031	500	519
4.625%, 05/31/2031	500	519
4.625%, 02/15/2035	1,700	1,754
4.500%, 05/15/2027	300	304
4.500%, 11/15/2033	1,800	1,848
4.375%, 07/15/2027	500	506
4.375%, 11/30/2028	500	510
4.375%, 12/31/2029	500	512
4.375%, 01/31/2032	1,000	1,024
4.375%, 05/15/2034	800	813
4.250%, 02/28/2029	650	662
4.250%, 01/31/2030	500	510
4.250%, 02/28/2031	300	306
4.250%, 06/30/2031	1,000	1,019
4.250%, 11/15/2034	300	301
4.250%, 05/15/2035	300	301
4.250%, 08/15/2035	700	701
4.125%, 02/28/2027	3,500	3,521
4.125%, 07/31/2028	500	507
4.125%, 03/31/2029	400	406
4.125%, 11/30/2029	500	507
4.125%, 02/29/2032	500	505
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.000%, 12/15/2027	$500	$504
4.000%, 01/31/2029	5,500	5,560
4.000%, 07/31/2029	500	505
4.000%, 03/31/2030	2,000	2,020
4.000%, 01/31/2031	4,950	4,991
4.000%, 06/30/2032	1,000	1,001
4.000%, 07/31/2032	400	400
4.000%, 01/31/2033	1,000	998
4.000%, 11/15/2035	500	490
3.875%, 03/31/2027	1,300	1,305
3.875%, 07/31/2027	1,400	1,407
3.875%, 10/15/2027	500	503
3.875%, 03/15/2028	400	403
3.875%, 07/15/2028	1,200	1,208
3.875%, 08/31/2032	300	298
3.875%, 08/15/2033	200	197
3.875%, 08/15/2034	600	588
3.750%, 06/30/2027	600	602
3.750%, 08/15/2027	500	502
3.750%, 04/15/2028	3,000	3,012
3.750%, 12/31/2028	3,500	3,514
3.750%, 12/31/2030	3,250	3,242
3.750%, 08/31/2031	400	397
3.750%, 10/31/2032	1,000	984
3.750%, 11/30/2032	500	492
3.625%, 08/15/2028	2,000	2,002
3.625%, 08/31/2029	500	499
3.625%, 03/31/2030	200	199
3.625%, 09/30/2031	500	493
3.500%, 10/15/2028	2,700	2,693
3.500%, 12/15/2028	100	100
3.500%, 02/15/2033	300	290
3.375%, 09/15/2027	500	499
3.375%, 11/30/2027	200	199
3.375%, 12/31/2027	3,150	3,141
3.375%, 09/15/2028	300	298
2.875%, 05/15/2028	250	246

Total U.S. Treasury Obligations
(Cost $83,168) ($ Thousands)		82,709

MORTGAGE-BACKED SECURITIES — 25.4%
Agency Mortgage-Backed Obligations — 24.7%
FHLMC
6.500%, 02/01/2054 to 09/01/2055	562	585
6.000%, 11/01/2053 to 08/01/2055	1,816	1,861
5.500%, 03/01/2054 to 09/01/2055	1,449	1,475
5.000%, 02/01/2053 to 01/01/2055	792	793
4.500%, 10/01/2052 to 11/01/2052	1,963	1,931
4.000%, 11/01/2052	658	630
3.500%, 07/01/2038 to 09/01/2052	2,061	1,939

26	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.000%, 04/01/2052	$1,606	$1,427
2.500%, 12/01/2050 to 10/01/2051	1,692	1,448
2.000%, 09/01/2041 to 09/01/2051	2,608	2,174
FHLMC Multifamily Structured Pass Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	51	52
FHLMC Multifamily Structured Pass-Through Certificates, Ser 158, Cl A2
4.050%, 07/25/2033	350	343
FHLMC Multifamily Structured Pass-Through Certificates, Ser K508, Cl A2
4.740%, 08/25/2028(A)	500	510
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	400	409
FNMA
7.000%, 06/01/2055	210	220
6.500%, 11/01/2053	467	483
6.000%, 09/01/2054 to 03/01/2055	694	715
5.500%, 07/01/2053 to 02/01/2055	1,102	1,121
5.000%, 10/01/2053	1,027	1,029
4.000%, 08/01/2052 to 07/01/2055	818	785
3.500%, 01/01/2048	480	450
3.000%, 10/01/2036 to 06/01/2052	1,714	1,568
2.500%, 03/01/2037 to 06/01/2052	4,909	4,245
2.000%, 06/01/2036 to 03/01/2052	6,688	5,555
1.500%, 05/01/2037	835	754
GNMA
6.500%, 01/20/2054 to 08/20/2054	172	178
6.000%, 05/20/2053 to 03/20/2055	741	761
5.500%, 05/20/2054 to 06/20/2055	1,310	1,327
5.000%, 01/20/2053 to 01/20/2055	1,166	1,168
4.500%, 10/20/2052	822	809
4.000%, 10/20/2052 to 05/20/2055	740	704
3.500%, 06/20/2052	1,035	962
3.000%, 09/20/2051	1,310	1,184
2.500%, 07/20/2051 to 04/20/2052	1,706	1,479
2.000%, 12/20/2050 to 03/20/2052	1,764	1,468
GNMA TBA
6.000%, 03/01/2037	100	102
5.500%, 02/15/2053	150	152
5.000%, 02/01/2040	150	150
4.500%, 02/15/2056	50	49
UMBS TBA
6.000%, 02/01/2036	100	102
5.500%, 02/15/2054	500	507
5.000%, 02/15/2056	400	400
3.500%, 02/15/2056	500	462
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.000%, 02/15/2041 to 02/12/2175	$625	$544
		45,010
Non-Agency Mortgage-Backed Obligations — 0.7%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	275	261
BBCMS Mortgage Trust, Ser 2024-C24, Cl A5
5.419%, 02/15/2057	150	157
Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/2053	350	312
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057(A)	135	142
GS Mortgage Securities Trust, Ser GSA2, Cl AAB
1.662%, 12/12/2053	85	81
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/2055(A)	350	335
		1,288
Total Mortgage-Backed Securities
(Cost $45,512) ($ Thousands)		46,298

CORPORATE OBLIGATIONS — 25.1%
Communication Services — 1.7%
Alphabet
4.700%, 11/15/2035	60	60
4.500%, 05/15/2035	100	99
AT&T
5.400%, 02/15/2034	250	258
3.650%, 06/01/2051	375	263
Charter Communications Operating
5.850%, 12/01/2035	150	149
5.250%, 04/01/2053	200	160
Comcast
5.350%, 05/15/2053	150	135
4.550%, 01/15/2029	250	254
Meta Platforms
5.625%, 11/15/2055	50	48
5.500%, 11/15/2045	100	96
5.400%, 08/15/2054	120	111
4.875%, 11/15/2035	50	49
4.750%, 08/15/2034	25	25
4.300%, 08/15/2029	30	30
Paramount Global
4.950%, 01/15/2031	100	96
Rogers Communications
4.550%, 03/15/2052	100	81

Adviser Managed Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
5.125%, 05/15/2032	$150	$154
4.850%, 01/15/2029	250	255
Verizon Communications
5.000%, 01/15/2036	50	49
3.400%, 03/22/2041	350	273
2.100%, 03/22/2028	250	241
Walt Disney
7.750%, 12/01/2045	200	252
		3,138
Consumer Discretionary — 1.4%
Amazon.com
4.650%, 11/20/2035	100	99
3.300%, 04/13/2027	250	249
2.875%, 05/12/2041	150	113
American Honda Finance MTN
5.050%, 07/10/2031	100	103
4.900%, 07/09/2027	30	30
4.450%, 10/22/2027	100	101
AutoZone
5.125%, 06/15/2030	100	103
Ford Motor Credit
6.050%, 03/05/2031	250	259
General Motors Financial
5.900%, 01/07/2035	200	208
5.400%, 05/08/2027	100	102
Home Depot
3.950%, 09/15/2030	125	125
3.300%, 04/15/2040	150	122
Lowe's
5.000%, 04/15/2033	100	102
2.800%, 09/15/2041	150	108
Marriott International
5.300%, 05/15/2034	100	103
McDonald's
5.450%, 08/14/2053	150	146
President and Fellows of Harvard College
4.887%, 03/15/2030	100	103
Starbucks
5.000%, 02/15/2034	100	102
4.850%, 02/08/2027	100	101
Toyota Motor Credit MTN
4.800%, 01/05/2034	200	202
		2,581
Consumer Staples — 1.5%
Altria Group
4.875%, 02/04/2028	100	102
Anheuser-Busch InBev Worldwide
3.500%, 06/01/2030	250	244
BAT Capital
7.079%, 08/02/2043	300	337
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Campbell's Company
4.750%, 03/23/2035	$40	$38
Coca-Cola
2.875%, 05/05/2041	100	77
Constellation Brands
4.800%, 01/15/2029	250	254
JBS USA Holding Lux Sarl
6.500%, 12/01/2052	250	260
Keurig Dr Pepper
4.600%, 05/15/2030	100	101
Kraft Heinz Foods
5.200%, 03/15/2032	100	103
Kroger
5.000%, 09/15/2034	125	125
Mondelez International
4.250%, 05/06/2028	100	101
PepsiCo
5.250%, 07/17/2054	100	97
4.500%, 07/17/2029	100	102
Pepsico Singapore Financing I Pte
4.550%, 02/16/2029	150	153
Philip Morris International
5.125%, 02/15/2030	250	258
Procter & Gamble
4.350%, 01/29/2029	150	153
Target
5.000%, 04/15/2035	125	126
Walmart
4.500%, 04/15/2053	200	176
		2,807
Energy — 1.8%
BP Capital Markets America
4.989%, 04/10/2034	250	255
Canadian Natural Resources
2.950%, 07/15/2030	75	71
Chevron USA
4.850%, 10/15/2035	100	101
ConocoPhillips
5.000%, 01/15/2035	100	101
Devon Energy
5.200%, 09/15/2034	100	101
Diamondback Energy
5.400%, 04/18/2034	100	102
Enbridge
6.700%, 11/15/2053	250	275
Energy Transfer
5.950%, 05/15/2054	250	238
Enterprise Products Operating
4.950%, 02/15/2035	100	101
4.850%, 01/31/2034	200	202
Exxon Mobil
4.227%, 03/19/2040	200	183

28	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kinder Morgan
5.000%, 02/01/2029	$200	$205
MPLX
5.500%, 06/01/2034	85	87
Occidental Petroleum
5.550%, 10/01/2034	100	102
ONEOK
6.625%, 09/01/2053	250	263
Phillips 66
5.300%, 06/30/2033	125	128
Shell Finance US
4.125%, 05/11/2035	100	96
3.250%, 04/06/2050	250	173
Targa Resources
5.550%, 08/15/2035	100	102
TotalEnergies Capital
5.275%, 09/10/2054	100	95
Williams
4.900%, 03/15/2029	250	256
		3,237
Financials — 8.5%
African Development Bank MTN
3.875%, 06/12/2028	140	141
Ally Financial
5.543%, SOFRINDX + 1.730%, 01/17/2031 (A)	55	56
American Express
5.284%, SOFR + 1.420%, 07/26/2035 (A)	200	205
American International Group
4.850%, 05/07/2030	100	102
Aon North America
5.150%, 03/01/2029	100	103
Ares Capital
5.875%, 03/01/2029	200	205
Arthur J Gallagher
5.150%, 02/15/2035	75	76
Asian Development Bank MTN
4.500%, 08/25/2028	200	204
4.250%, 01/14/2036	165	165
Asian Infrastructure Investment Bank
4.500%, 05/21/2035	80	82
Banco Santander
5.552%, H15T1Y + 1.250%, 03/14/2028 (A)	200	203
Bank of America
5.744%, SOFR + 1.697%, 02/12/2036 (A)	270	279
5.288%, SOFR + 1.910%, 04/25/2034 (A)	200	206
5.202%, SOFR + 1.630%, 04/25/2029 (A)	250	256
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.623%, SOFR + 1.110%, 05/09/2029 (A)	$100	$101
Bank of America MTN
2.676%, SOFR + 1.930%, 06/19/2041 (A)	150	110
Bank of Montreal
4.640%, SOFR + 1.250%, 09/10/2030 (A)	100	101
Bank of New York Mellon MTN
4.890%, SOFR + 0.840%, 07/21/2028 (A)	100	102
Bank of Nova Scotia
4.932%, SOFR + 0.890%, 02/14/2029 (A)	100	102
4.247%, SOFR + 0.730%, 02/02/2030 (A)	149	149
Barclays
6.224%, SOFR + 2.980%, 05/09/2034 (A)	250	268
Berkshire Hathaway Finance
2.875%, 03/15/2032	100	93
BlackRock Funding
5.250%, 03/14/2054	100	95
Blackstone Private Credit Fund
6.000%, 11/22/2034	50	50
Blackstone Secured Lending Fund
5.125%, 01/31/2031	75	73
Canadian Imperial Bank of Commerce
5.260%, 04/08/2029	65	67
Capital One Financial
7.624%, SOFR + 3.070%, 10/30/2031 (A)	250	281
Charles Schwab
5.853%, SOFR + 2.500%, 05/19/2034 (A)	200	214
Chubb INA Holdings MTN
5.000%, 03/15/2034	65	66
Citigroup
6.174%, SOFR + 2.661%, 05/25/2034 (A)	100	106
5.592%, H15T5Y + 1.280%, 11/19/2034 (A)	200	206
4.952%, SOFR + 1.463%, 05/07/2031 (A)	100	102
2.904%, SOFR + 1.379%, 11/03/2042 (A)	100	73
Corebridge Financial
6.050%, 09/15/2033	100	107
Council of Europe Development Bank
4.500%, 01/15/2030	80	82
Deutsche Bank NY
6.819%, SOFR + 2.510%, 11/20/2029 (A)	200	213

Adviser Managed Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.706%, SOFR + 1.594%, 02/08/2028 (A)	$150	$153
European Investment Bank
4.000%, 02/15/2029	250	253
3.750%, 03/13/2031	100	99
3.750%, 02/14/2033	200	196
Fiserv
5.150%, 08/12/2034	100	99
Global Payments
5.550%, 11/15/2035	100	99
Goldman Sachs Group
6.561%, SOFR + 1.950%, 10/24/2034 (A)	100	111
6.484%, SOFR + 1.770%, 10/24/2029 (A)	250	264
5.561%, SOFR + 1.580%, 11/19/2045 (A)	50	50
5.541%, SOFR + 1.320%, 01/21/2047 (A)	50	49
5.536%, SOFR + 1.380%, 01/28/2036 (A)	25	26
5.387%, H15T5Y + 1.180%, 02/02/2041 (A)	30	30
5.016%, SOFR + 1.420%, 10/23/2035 (A)	80	80
3.436%, SOFR + 1.632%, 02/24/2043 (A)	150	117
HSBC Holdings
6.547%, SOFR + 2.980%, 06/20/2034 (A)	200	216
5.790%, SOFR + 1.880%, 05/13/2036 (A)	200	210
5.546%, SOFR + 1.460%, 03/04/2030 (A)	50	52
ING Groep
5.525%, SOFR + 1.610%, 03/25/2036 (A)	200	207
Inter-American Development Bank
4.375%, 07/17/2034	100	101
Inter-American Development Bank MTN
4.375%, 07/16/2035	150	151
Intercontinental Exchange
5.250%, 06/15/2031	30	31
3.950%, 12/01/2028	40	40
International Bank for Reconstruction & Development
4.750%, 11/14/2033	100	104
4.000%, 01/10/2031	200	201
3.500%, 07/12/2028	250	249
3.500%, 10/28/2030	100	99
International Bank for Reconstruction & Development MTN
4.625%, 01/15/2032	80	83
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Finance MTN
4.250%, 07/02/2029	$160	$163
JPMorgan Chase
5.572%, SOFR + 1.680%, 04/22/2036 (A)	100	104
5.534%, SOFR + 1.550%, 11/29/2045 (A)	35	35
5.502%, SOFR + 1.315%, 01/24/2036 (A)	35	37
5.336%, SOFR + 1.620%, 01/23/2035 (A)	100	103
5.012%, SOFR + 1.310%, 01/23/2030 (A)	250	256
4.979%, SOFR + 0.930%, 07/22/2028 (A)	100	102
4.603%, SOFR + 1.040%, 10/22/2030 (A)	75	76
4.347%, SOFR + 0.840%, 01/22/2032 (A)	375	374
3.109%, TSFR3M + 2.460%, 04/22/2041 (A)	150	117
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/2035 (A)	100	108
Korea Development Bank
4.500%, 02/15/2029	200	204
Kreditanstalt fuer Wiederaufbau
4.125%, 07/15/2033	150	150
4.000%, 03/15/2029	250	253
Marsh & McLennan
5.700%, 09/15/2053	250	251
Mastercard
4.875%, 05/09/2034	100	102
MetLife
5.375%, 07/15/2033	250	262
Mitsubishi UFJ Financial Group
5.441%, H15T1Y + 1.630%, 02/22/2034 (A)	200	208
5.422%, H15T1Y + 1.380%, 02/22/2029 (A)	200	206
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/2029 (A)	200	208
Morgan Stanley
5.314%, H15T5Y + 1.170%, 01/18/2041 (A)	201	199
5.173%, SOFR + 1.450%, 01/16/2030 (A)	250	257
5.042%, SOFR + 1.215%, 07/19/2030 (A)	100	102
4.654%, SOFR + 1.100%, 10/18/2030 (A)	200	202
3.217%, SOFR + 1.485%, 04/22/2042 (A)	50	39

30	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN MTN
5.942%, H15T5Y + 1.800%, 02/07/2039 (A)	$100	$105
Nasdaq
5.950%, 08/15/2053	100	104
NatWest Group
4.964%, H15T1Y + 1.220%, 08/15/2030 (A)	200	204
Nomura Holdings
6.070%, 07/12/2028	200	209
PNC Financial Services Group
5.373%, SOFR + 1.417%, 07/21/2036 (A)	150	154
Prudential Financial MTN
5.200%, 03/14/2035	45	46
S&P Global
3.900%, 03/01/2062	150	111
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/2031 (A)	100	104
Sumitomo Mitsui Financial Group
5.836%, 07/09/2044	100	102
3.050%, 01/14/2042	200	153
Toronto-Dominion Bank MTN
5.523%, 07/17/2028	200	207
Truist Financial MTN
5.153%, SOFR + 1.571%, 08/05/2032 (A)	100	103
US Bancorp
5.775%, SOFR + 2.020%, 06/12/2029 (A)	250	260
Visa
4.150%, 12/14/2035	125	121
Wells Fargo
5.244%, SOFR + 1.110%, 01/24/2031 (A)	185	191
5.150%, SOFR + 1.500%, 04/23/2031 (A)	40	41
3.068%, SOFR + 2.530%, 04/30/2041 (A)	150	116
Wells Fargo MTN
5.198%, SOFR + 1.500%, 01/23/2030 (A)	250	257
4.611%, SOFR + 2.130%, 04/25/2053 (A)	100	86
Westpac Banking
5.535%, 11/17/2028	250	261
		15,467
Health Care — 2.6%
Abbott Laboratories
4.900%, 11/30/2046	100	93
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AbbVie
5.050%, 03/15/2034	$50	$51
4.050%, 11/21/2039	250	223
Amgen
5.600%, 03/02/2043	100	101
5.150%, 03/02/2028	250	256
Astrazeneca Finance
5.000%, 02/26/2034	35	36
4.850%, 02/26/2029	65	67
Baxter International
5.650%, 12/15/2035	100	101
Becton Dickinson
5.110%, 02/08/2034	100	102
Bristol-Myers Squibb
5.200%, 02/22/2034	20	21
3.550%, 03/15/2042	250	201
Cardinal Health
5.350%, 11/15/2034	50	51
Centene
2.500%, 03/01/2031	125	108
Cigna Group
5.600%, 02/15/2054	20	20
5.250%, 02/15/2034	50	51
5.000%, 05/15/2029	150	154
CVS Health
5.625%, 02/21/2053	100	94
5.300%, 06/01/2033	250	256
Elevance Health
5.125%, 02/15/2053	200	180
Eli Lilly
5.100%, 02/12/2035	100	103
4.950%, 02/27/2063	100	90
GE HealthCare Technologies
4.950%, 12/15/2035	100	99
Gilead Sciences
5.100%, 06/15/2035	35	36
2.600%, 10/01/2040	100	73
GlaxoSmithKline Capital
4.875%, 04/15/2035	100	101
HCA
4.375%, 03/15/2042	250	213
3.625%, 03/15/2032	250	236
Humana
6.000%, 05/01/2055	100	95
Johnson & Johnson
4.900%, 06/01/2031	65	68
2.100%, 09/01/2040	100	70
Merck
4.750%, 12/04/2035	30	30
2.350%, 06/24/2040	250	180
Novartis Capital
4.600%, 11/05/2035	50	49
3.800%, 09/18/2029	45	45

Adviser Managed Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pfizer
4.200%, 11/15/2030	$35	$35
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	150	142
4.650%, 05/19/2030	100	102
Solventum
5.600%, 03/23/2034	100	104
Stryker
4.700%, 02/10/2028	30	30
Takeda Pharmaceutical
5.300%, 07/05/2034	100	103
Thermo Fisher Scientific
2.000%, 10/15/2031	100	89
UnitedHealth Group
5.050%, 04/15/2053	200	180
4.500%, 04/15/2033	200	197
4.250%, 01/15/2029	200	201
		4,837
Industrials — 2.0%
3M
4.800%, 03/15/2030	100	102
AerCap Ireland Capital DAC
5.300%, 01/19/2034	150	153
Boeing
5.705%, 05/01/2040	300	307
Burlington Northern Santa Fe
5.500%, 03/15/2055	105	103
Canadian National Railway
4.375%, 09/18/2034	20	20
Canadian Pacific Railway
4.800%, 03/30/2030	65	66
Carrier Global
3.377%, 04/05/2040	300	242
Caterpillar Financial Services MTN
4.150%, 01/08/2031	149	149
CSX
4.900%, 03/15/2055	65	58
Delta Air Lines
3.750%, 10/28/2029	100	98
Fedex Freight Holding
5.250%, 03/15/2036 (B)	35	35
GATX
5.500%, 06/15/2035	75	77
Honeywell International
5.250%, 03/01/2054	100	95
John Deere Capital
4.500%, 01/16/2029	250	254
Leidos
5.400%, 03/15/2032	15	16
Lockheed Martin
5.200%, 02/15/2064	100	93
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MasTec
5.900%, 06/15/2029	$50	$52
Norfolk Southern
5.100%, 05/01/2035	100	102
Northrop Grumman
4.650%, 07/15/2030	100	102
Owens Corning
3.950%, 08/15/2029	75	75
PACCAR Financial
4.450%, 08/06/2027	100	101
Regal Rexnord
6.050%, 04/15/2028	250	259
RTX
6.400%, 03/15/2054	250	275
Uber Technologies
4.800%, 09/15/2035	75	74
Union Pacific
4.950%, 05/15/2053	200	181
United Airlines Pass Through Trust,
Ser 2023-1, Cl A 5.800%, 01/15/2036	182	190
United Parcel Service
5.050%, 03/03/2053	200	183
Waste Management
4.650%, 03/15/2030	100	102
		3,564
Information Technology — 1.9%
Amphenol
4.625%, 02/15/2036	100	98
Apple
4.300%, 05/10/2033	200	202
4.000%, 05/10/2028	250	252
2.375%, 02/08/2041	150	107
Broadcom
5.050%, 07/12/2029	100	103
4.150%, 04/15/2032 (B)	200	196
3.500%, 02/15/2041	250	203
Cisco Systems
5.300%, 02/26/2054	100	95
Dell International
5.300%, 04/01/2032	100	103
Hewlett Packard Enterprise
4.550%, 10/15/2029	100	101
Intel
5.625%, 02/10/2043	100	98
5.125%, 02/10/2030	250	256
International Business Machines
5.100%, 02/06/2053	200	182
4.500%, 02/06/2028	250	253
Micron Technology
5.300%, 01/15/2031	250	260

32	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Microsoft
4.100%, 02/06/2037	$100	$96
2.921%, 03/17/2052	200	130
Oracle
5.200%, 09/26/2035	45	43
4.700%, 09/27/2034	50	46
4.500%, 05/06/2028	250	251
3.600%, 04/01/2040	250	185
QUALCOMM
4.650%, 05/20/2035	100	100
Texas Instruments
5.050%, 05/18/2063	150	135
		3,495
Materials — 0.6%
BHP Billiton Finance USA
5.250%, 09/08/2033	150	155
Dow Chemical
5.350%, 03/15/2035	100	99
Ecolab
4.300%, 06/15/2028	100	101
LYB International Finance III
4.200%, 05/01/2050	75	53
Nutrien
5.200%, 06/21/2027	100	102
Rio Tinto Finance USA
5.125%, 03/09/2053	150	140
Sherwin-Williams
2.300%, 05/15/2030	100	92
Smurfit Westrock Financing DAC
5.418%, 01/15/2035	200	206
Vale Overseas
6.125%, 06/12/2033	75	80
		1,028
Real Estate — 0.8%
Alexandria Real Estate Equities
5.625%, 05/15/2054	100	95
5.250%, 05/15/2036	45	45
American Tower
5.450%, 02/15/2034	100	103
5.200%, 02/15/2029	100	103
AvalonBay Communities
4.350%, 12/01/2030	40	40
Crown Castle
4.900%, 09/01/2029	100	102
Equinix Europe 2 Financing
5.500%, 06/15/2034	55	57
Host Hotels & Resorts
5.500%, 04/15/2035	100	101
Mid-America Apartments
4.650%, 01/15/2033	50	50
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prologis
5.250%, 06/15/2053	$100	$95
Realty Income
4.750%, 02/15/2029	250	255
Simon Property Group
4.750%, 09/26/2034	40	40
4.375%, 10/01/2030	100	100
Ventas Realty
5.000%, 02/15/2036	20	20
VICI Properties
5.750%, 04/01/2034	100	103
Welltower OP
4.500%, 07/01/2030	100	101
		1,410
Utilities — 2.3%
AEP Transmission
5.400%, 03/15/2053	150	145
American Water Capital
5.700%, 09/01/2055	75	75
Atmos Energy
5.450%, 01/15/2056	75	72
CenterPoint Energy Resources
5.400%, 07/01/2034	50	52
Consolidated Edison of New York
3.950%, 04/01/2050	150	117
Constellation Energy Generation
5.875%, 01/15/2066	100	98
Consumers Energy
4.700%, 01/15/2030	60	61
DTE Energy
5.100%, 03/01/2029	100	103
Duke Energy Carolinas
5.400%, 01/15/2054	150	145
4.850%, 01/15/2034	200	201
Entergy Louisiana
5.150%, 09/15/2034	125	128
Eversource Energy
5.450%, 03/01/2028	250	257
Exelon
5.150%, 03/15/2028	250	256
Georgia Power
4.950%, 05/17/2033	250	255
National Rural Utilities Cooperative Finance
4.120%, 09/16/2027	60	60
National Rural Utilities Cooperative Finance MTN
4.750%, 02/07/2028	15	15
NextEra Energy Capital Holdings
5.250%, 02/28/2053	150	140
4.900%, 02/28/2028	250	254
NiSource
5.350%, 04/01/2034	100	103

Adviser Managed Trust	33

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2026

Core Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oncor Electric Delivery
5.800%, 04/01/2055 (B)	$125	$125
Pacific Gas and Electric
6.750%, 01/15/2053	50	53
6.400%, 06/15/2033	150	162
PacifiCorp
5.800%, 01/15/2055	225	212
PG&E Wildfire Recovery Funding
4.377%, 06/01/2039	100	94
PPL Capital Funding
4.125%, 04/15/2030	100	99
Public Service Electric and Gas
5.300%, 08/01/2054	100	96
Public Service of Colorado
5.350%, 05/15/2034	100	103
San Diego Gas & Electric
5.350%, 04/01/2053	100	94
Southern California Edison
5.875%, 12/01/2053	150	144
Southern California Gas
6.000%, 06/15/2055	100	102
Union Electric
5.250%, 01/15/2054	150	141
Virginia Electric and Power
5.350%, 01/15/2054	150	142
5.150%, 03/15/2035	100	101
WEC Energy Group
5.625%, H15T5Y + 1.905%, 05/15/2056 (A)	50	50
		4,255

Total Corporate Obligations
(Cost $45,623) ($ Thousands)		45,819

SOVEREIGN DEBT — 2.0%
Canada Government International Bond
3.750%, 04/26/2028	250	251
Chile Government International Bond
4.850%, 01/22/2029	200	204
Export Development Canada
4.125%, 02/13/2029	90	91
Indonesia Government International Bond
5.100%, 02/10/2054	200	187
Israel Government International Bond
4.500%, 01/13/2031	200	199
Japan Bank for International Cooperation
4.375%, 01/24/2031	200	203
Japan International Cooperation Agency
4.750%, 05/21/2029	200	205
Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
6.400%, 05/07/2054	$200	$191
6.000%, 05/07/2036	200	201
Panama Government International Bond
6.853%, 03/28/2054	200	206
Peruvian Government International Bond
5.875%, 08/08/2054	100	98
3.300%, 03/11/2041	200	153
Philippine Government International Bond
5.000%, 07/17/2033	200	203
Province of Alberta Canada
4.500%, 01/24/2034	250	252
Province of British Columbia Canada
4.800%, 06/11/2035	130	133
Province of Ontario Canada
4.200%, 01/18/2029	250	253
Province of Quebec Canada
4.500%, 09/08/2033	250	252
3.625%, 04/13/2028	200	200
Republic of Poland Government International Bond
5.125%, 09/18/2034	100	101

Total Sovereign Debt
(Cost $3,539) ($ Thousands)		3,583

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
FHLB
4.000%, 03/10/2027	300	301
4.000%, 06/30/2028	250	253
FNMA
0.875%, 08/05/2030	550	485

Total U.S. Government Agency Obligations
(Cost $1,024) ($ Thousands)		1,039

ASSET-BACKED SECURITIES — 0.3%
Automotive — 0.2%
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028	50	51
CarMax Auto Owner Trust, Ser 2024-4, Cl A3
4.600%, 10/15/2029	100	101
GM Financial Consumer Automobile Receivables Trust 2026-1, Ser 2026-1, Cl A3
3.840%, 05/16/2031	42	42
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A3
4.360%, 12/17/2029	25	25

34	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust 2025-4, Ser 2025-4, Cl A3
4.170%, 04/15/2030	$100	$100
		319
Credit Cards — 0.0%
American Express Credit Account Master Trust, Ser 2025-1, Cl A
4.560%, 12/17/2029	100	102

Other — 0.1%
Capital One Multi-Asset Execution Trust, Ser 2024-A1, Cl A
3.920%, 09/15/2029	100	100
Verizon Master Trust, Ser 2025-5, Cl A1A
4.400%, 06/20/2031	106	107
		207
Total Asset-Backed Securities
(Cost $625) ($ Thousands)		628

MUNICIPAL BOND — 0.1%
California — 0.1%
State of California, GO
4.350%, 11/01/2032	150	151

Total Municipal Bond
(Cost $152) ($ Thousands)		151

Total Investments in Securities — 98.9%
(Cost $179,643) ($ Thousands)		$180,227

Percentages are based on Net Assets of $182,267 ($ Thousands).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2026, the value of these securities amounted to $356 ($ Thousands), representing 0.2% of the Net Assets of the Fund.

Cl — Class

DAC — Designated Activity Company

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Mat 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Mat 5 Year

MTN — Medium Term Note

Ser — Series

SOFR — U.S. Secured Overnight Financing Rate Index

SOFRINDX — Custom Secured Overnight Financing Rate Index

TBA — To Be Announced

TSFR3M — Term Secured Overnight Financing Rate 3 Months

UMBS — Uniform Mortgage Backed Securities

As of January 31, 2026, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	35

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

January 31, 2026

	Diversified Equity Fund	Enhanced Fixed Income Fund	Core Fixed Income Fund
Assets:
Investments, at value†	$343,941	$46,416	$180,227
Affiliated investments, at value††	4,562	639	—
Cash	37,007	565	6,052
Foreign currency, at value †††	61	—	—
Cash pledged as collateral for futures contracts	2,174	—	—
Receivable for fund shares sold	199	5	19
Dividends and interest receivable	181	2	1,509
Foreign tax reclaim receivable	9	—	—
Receivable for investment securities sold	—	—	286
Prepaid expenses	12	1	5
Total Assets	388,146	47,628	188,098
Liabilities:
Payable for variation margin	656	—	—
Payable for fund shares redeemed	335	43	169
Administration fees payable	85	—	10
Shareholder servicing fees payable	82	10	23
Payable for investment securities purchased	39	—	5,568
Professional fees payable	38	4	28
Investment advisory fees payable	13	4	9
Chief Compliance Officer fees payable	1	—	1
Accrued expense payable	31	3	23
Total Liabilities	1,280	64	5,831
Net Assets	$386,866	$47,564	$182,267
† Cost of investments	$305,733	$45,231	$179,643
†† Cost of affiliated investments	4,562	639	—
††† Cost of foreign currency	58	—	—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$346,169	$46,698	$180,910
Total distributable earnings	40,697	866	1,357
Net Assets	$386,866	$47,564	$182,267
Net Asset Value, Offering and Redemption Price Per Share	$11.24	$10.38	$10.08
	($386,866,329 ÷ 34,408,539 shares)	($47,563,964 ÷ 4,582,792 shares)	($182,266,786 ÷ 18,076,379 shares)

The accompanying notes are an integral part of the financial statements.

36	Adviser Managed Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended January 31, 2026

	Diversified Equity Fund	Enhanced Fixed Income Fund	Core Fixed Income Fund
Investment income:
Dividends	$2,051	$1,497	$—
Dividends from affiliated investments(1)	156	18	—
Interest income	647	5	4,180
Less: foreign taxes withheld	(28)	—	—
Total investment income	2,826	1,520	4,180
Expenses:
Shareholder servicing fees	459	57	226
Administration fees	367	45	181
Investment advisory fees	367	68	136
Trustee fees	4	—	2
Chief Compliance Officer fees	1	—	—
Custodian/wire agent fees	57	1	2
Professional fees	34	4	12
Registration fees	23	3	11
Printing fees	20	3	9
Proxy fees	1	—	—
Other expenses	25	2	29
Total expenses	1,358	183	608
Less:
Waiver of investment advisory fees	(294)	(45)	(81)
Waiver of shareholder servicing fees	—	—	(90)
Waiver of administration fees	(142)	(44)	(136)
Net expenses	922	94	301
Net investment income	1,904	1,426	3,879
Net realized gain (loss) on:
Investments	2	(2)	75
Futures contracts	5,061	—	—
Foreign currency transactions	(7)	—	—
Net realized gain (loss)	5,056	(2)	75
Net change in unrealized appreciation (depreciation) on:
Investments	29,466	817	1,944
Futures contracts	1,267	—	—
Foreign currency and translation of other assets and liabilities denominated in foreign currency	10	—	—
Net change in unrealized appreciation (depreciation)	30,743	817	1,944
Net realized and unrealized gain	35,799	815	2,019
Net increase in net assets resulting from operations	$37,703	$2,241	$5,898

(1)	See Note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	37

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended January 31, 2026 (Unaudited) and the year ended July 31,

	Diversified Equity Fund		Enhanced Fixed Income Fund		Core Fixed Income Fund
	2026	2025	2026	2025	2026	2025
Operations:
Net investment income	$1,904	$3,515	$1,426	$2,376	$3,879	$7,472
Net realized gain (loss)	5,056	50,609	(2)	(700)	75	(249)
Net change in unrealized appreciation (depreciation)	30,743	(61,269)	817	(418)	1,944	(2,213)
Net increase (decrease) in net assets resulting from operations	37,703	(7,145)	2,241	1,258	5,898	5,010
Distributions	(6,489)	(52,462)	(1,604)	(2,220)	(3,994)	(6,624)
Capital share transactions:(1)
Proceeds from shares issued	107,071	289,250	14,269	37,387	11,897	41,457
Reinvestment of dividends & distributions	6,475	9,072	784	1,191	3,984	6,606
Cost of shares redeemed	(22,456)	(321,164)	(1,526)	(47,965)	(8,388)	(44,168)
Net increase (decrease) in net assets derived from
capital share transactions	91,090	(22,842)	13,527	(9,387)	7,493	3,895
Net increase (decrease) in net assets	122,304	(82,449)	14,164	(10,349)	9,397	2,281
Net assets:
Beginning of year or period	264,562	347,011	33,400	43,749	172,870	170,589
End of year or period	$386,866	$264,562	$47,564	$33,400	$182,267	$172,870

(1)	See Note 5 in the Notes to Financial Statements for additional information.

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	Adviser Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended January 31, 2026 (Unaudited) and the year/period ended July 31,

For a share outstanding throughout the years or periods

	Net asset value, beginning of year or period	Net investment income(1)	Net realized and unrealized gains (losses)(1)	Total from operations	Dividends from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of year or period	Total return†	Net assets, end of year or period ($ Thousands)	Ratio of net expenses to average net assets		Ratio of expenses to average net assets (excluding waivers and reimbursements)		Ratio of net investment income to average net assets		Portfolio turnover rate†
Diversified Equity Fund
2026@	$10.29	$0.06	$1.08	$1.14	$(0.06)	$(0.13)	$(0.19)	$11.24	11.12%	$386,866	0.50%		0.74%		1.04%		1%
2025(2)	11.20	0.14	0.60 *	0.74	(0.18)	(1.47)	(1.65)	10.29	8.44	264,562	0.53	(3)	0.74		1.26		92
2024	9.69	0.16	1.61	1.77	(0.16)	(0.10)	(0.26)	11.20	18.60	347,011	0.50		0.75		1.57		2
2023(4)	8.86	0.14	0.69	0.83	—	—	—	9.69	9.37	323,151	0.50		0.81		1.59		132
2022(5)(6)	10.00	0.01	(1.15)	(1.14)	— ^‡	—	— ^‡	8.86	(11.38)	145	0.50		1.04		0.19		6,822 (7)
Enhanced Fixed Income Fund
2026@	$10.20	$0.33	$0.21	$0.54	$(0.36)	$—	$(0.36)	$10.38	5.37%	$47,564	0.41	%(8)	0.81	%(8)	6.30	%(10)	1%
2025(2)	10.01	0.68	—	0.68	(0.49)	—	(0.49)	10.20	7.03	33,400	0.42	(9)	0.84	(8)	6.75	(10)	99
2024	9.83	0.62	0.18	0.80	(0.62)‡	—	(0.62)‡	10.01	8.48	43,749	0.42		0.88		6.29		3
2023(11)	10.00	0.22	(0.18)	0.04	(0.21)‡	—	(0.21)‡	9.83	0.42	39,312	0.41		0.86		4.59		56
Core Fixed Income Fund
2026@	$9.97	$0.22	$0.12	$0.34	$(0.22)	$(0.01)	$(0.23)	$10.08	3.38%	$182,267	0.33%		0.67%		4.29%		26%
2025	10.06	0.43	(0.14)	0.29	(0.38)	—	(0.38)	9.97	2.94	172,870	0.34	(12)	0.71		4.30		52
2024(13)	10.00	0.23	0.02	0.25	(0.19)	—	(0.19)	10.06	2.53	170,589	0.33		0.69		4.39		84

@	For the period ended January 31, 2026. All ratios have been annualized.

^	Amount is less than $0.005 per share.

*	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Includes return of capital of less than $0.005 per share.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	For the period April 10, 2025, through May 20, 2025, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.52%.

(4)	For the period August 1, 2022 through January 31, 2023, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(5)	For the period April 26, 2022 through July 31, 2022, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(6)	Commenced operations on March 30, 2022. All ratios for the period have been annualized.

(7)	Portfolio turnover rate reflects the Financial Advisor’s strategy to exercise its investment discretion which leads to the Fund buying and selling securities and other instruments frequently. Please see Note 1 for further details.

(8)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(9)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.

(10)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(11)	Commenced operations on February 1, 2023. All ratios for the period have been annualized.

(12)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.33%.

(13)	Commenced operations on January 22, 2024. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	39

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Unaudited)

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with three registered funds: Diversified Equity Fund, the Enhanced Fixed Income Fund, and the Core Fixed Income Fund (each a “Fund”, collectively, “the Funds”), each of which is a diversified fund. The Diversified Equity Fund commenced operations on March 30, 2022. The Enhanced Fixed Income Fund commenced operations on February 1, 2023. The Core Fixed Income Fund commenced operations on January 22, 2024. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of the Funds’ investment objectives and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Funds, and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy” or “Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s notice of its intent to redeem or formal redemption request (collectively, “Redemption Request”) will cause a Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the Redemption Request. If the Financial Adviser’s Redemption Request includes all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Diversified Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations pending the Financial Adviser’s formal redemption request; and exchange-traded funds (ETFs) that are designed to track the performance of the broad U.S. equity market. When the Enhanced Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal and ETFs that are designed to track the performance of one or more broad fixed income markets. When the Core Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.

A Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund following the Financial Adviser’s redemption of all of its clients’ shares from a Fund. Due to this strategy, a Fund may buy and sell securities and other instruments frequently.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

40	Adviser Managed Trust

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”). As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments. When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Funds will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using rates provided by an independent source.

Adviser Managed Trust	41

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2026 (Unaudited)

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of the Funds’ net assets or involve a material departure in pricing methodology from that of the Funds’ existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or the Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset.

42	Adviser Managed Trust

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended January 31, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended January 31, 2026, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedule of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense recognized on the ex-dividend date, and interest income or expense recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds also may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2026.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, the Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price.

Adviser Managed Trust	43

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2026 (Unaudited)

Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2026.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, the Funds may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedules of Investments for details regarding open forward foreign currency contracts as of January 31, 2026, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedules of Investments for details regarding open futures contracts as of January 31, 2026, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, the Funds may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Funds may also invest in financial option/swaption contracts to enhance its returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.

44	Adviser Managed Trust

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. The Funds did not hold any option/swaption contracts as of January 31, 2026.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price.

Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. In connection with swap agreements securities may be set aside as collateral by the Funds’ custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statements of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between the Funds and a counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty. See Note 3 for further details. The Funds did not hold any swap contracts as of January 31, 2026.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Adviser Managed Trust	45

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2026 (Unaudited)

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, the Funds may invest in U.S. dollar-denominated fixed - and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies. As of January 31, 2026, the Funds did not hold any loans.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, the Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline CDOs that are subordinate structure of the investment and investment results. The Funds did not hold any CDOs or CLOs as of January 31, 2026.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually by the Diversified Equity Fund and quarterly by the Enhanced Fixed Income Fund and Core Fixed Income Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

46	Adviser Managed Trust

3. DERIVATIVE TRANSACTIONS

The Funds are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the

Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of January 31, 2026 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Diversified Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,759	*	Unrealized depreciation on futures contracts	$19	*
Total Derivatives not accounted for as hedging instruments		$1,759			$19

Adviser Managed Trust	47

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2026 (Unaudited)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six month period ended January 31, 2026:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Diversified Equity Fund
Equity contracts	$—	$—	$5,061	$—	$—	$5,061
Total	$—	$—	$5,061	$—	$—	$5,061

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Diversified Equity Fund
Equity contracts	$—	$—	$1,267	$—	$—	$1,267
Total	$—	$—	$1,267	$—	$–	$1,267

The following table discloses the average quarterly balances of the Funds' derivative activity during the six months period ended January 31, 2026 ($ Thousands):

Diversified Equity Fund
Futures Contracts:
Average Notional Balance Long	$42,589

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to the Funds. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of the Funds.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of the Funds.

SEI Investments Distribution Co. (the “Distributor”), serves as the Funds’ Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”) with respect to the Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

The Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for the Funds until November 30, 2026, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation- or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds' business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Funds’ total operating costs exceed the applicable thresholds and will not affect the Funds’ total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of the Funds’ actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/ or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

48	Adviser Managed Trust

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for the Funds:

	Advisory Fee	Shareholder Servicing Fee	Contractual Expense Limitation*	Voluntary Expense Limitation^
Diversified Equity Fund	0.20%	0.25%	0.75%	0.50%
Enhanced Fixed Income Fund	0.30%**	0.25%	0.92%	0.41%
Core Fixed Income Fund	0.15%	0.25%	0.70%	0.33%

*	Effective November 30, 2023, the Funds’ administrator and its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business) from exceeding the amounts listed above. This fee waiver and reimbursement agreement was extended and will remain in effect until November 30, 2026. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Funds.

**	SIMC has contractually agreed to waive its advisory fee as necessary to keep the advisory fee paid by the Fund during its fiscal year from exceeding 0.10%.

This fee waiver agreement shall remain in effect until November 30, 2026. The agreement may be amended or terminated only with the consent of the Board of Trustees.

^	The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor voluntarily waived and/or reimbursed a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation- or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The following is a summary of annual fees payable to the Administrator:

			Contractual Fees
			First $2.5 Billion	Next $500 Million	Over $3 Billion
Diversified Equity Fund			0.2000%	0.1650%	0.1200%

	Contractual Fees
	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Enhanced Fixed Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Core Fixed Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%

Adviser Managed Trust	49

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2026 (Unaudited)

As of January 31, 2026, SIMC has entered into an investment sub-advisory agreement with the following party and pays the sub-adviser out of the fee that it receives from the Funds. When a Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to that Fund, and a sub-adviser will not be used.

Investment Sub-Adviser

Diversified Equity Fund

SSgA Funds Management, Inc.

Core Fixed Income Fund

SSgA Funds Management, Inc.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six month period ended January 31, 2026.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on the Funds’ expense ratios, as a percentage of the Funds’ average daily net assets for the six month period ended January 31, 2026, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. The Funds may also purchase securities of certain companies with which it is affiliated to the extent these companies are represented in an index that the

Adviser or Sub-Adviser is passively seeking to replicate in accordance with the Funds’ investment strategy.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the six month period ended January 31, 2026, the Trust had not participated in the Program.

50	Adviser Managed Trust

5. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the six month period ended January 31, 2026 (Unaudited) and the year ended July 31, (Thousands):

	Diversified Equity Fund		Enhanced Fixed Income Fund		Core Fixed Income Fund
	2026	2025	2026	2025	2026	2025
Shares Issued	10,140	28,709	1,381	3,718	1,174	4,153
Shares Issued in Lieu of Dividends and Distributions	589	785	76	119	395	663
Shares Redeemed	(2,037)	(34,756)	(147)	(4,936)	(828)	(4,442)
Increase/(Decrease) in capital share transactions	8,692	(5,262)	1,310	(1,099)	741	374

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments during the six month period ended January 31, 2026, were as follows:

	U.S. Gov't	Other	Total
	($ Thousands)	($ Thousands)	($ Thousands)
Diversified Equity Fund
Purchases	$—	$83,805	$83,805
Sales	—	1,755	1,755
Enhanced Fixed Income Fund
Purchases	—	12,678	12,678
Sales	—	373	373
Core Fixed Income Fund
Purchases	45,300	6,886	52,186
Sales	41,186	4,947	46,133

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings (loss), as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs, paydowns and non-deductible excise tax. The permanent differences that are credited or charged to paid-in-capital and distributable earnings (accumulated losses) are related to capital losses lost and non-deductible excise tax and have been reclassified to/from the following accounts as of July 31, 2025:

	Undistributed	Accumulated
	Net Investment	Realized	Paid-in-
	Income (Loss)	Gain (Loss)	Capital
	($ Thousands)	($ Thousands)	($ Thousands)
Enhanced Fixed Income Fund	8	1,206	(1,214)

The tax character of dividends and distributions paid during the last two fiscal years or period were as follows:

		Ordinary	Long-Term
		Income	Capital Gain	Return of Capital	Total
		($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Diversified Equity Fund
	2025	$8,118	$44,344	$—	$52,462
	2024	8,054	295	—	8,349
Enhanced Fixed Income Fund
	2025	2,220	—	—	2,220
	2024	2,514	—	10	2,524
Core Fixed Income Fund
	2025	6,624	—	—	6,624
	2024	2,993	—	—	2,993

Adviser Managed Trust	51

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2026 (Unaudited)

As of July 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Diversified Equity Fund	$194	$619	$—	$8,670	$—	$9,483
Enhanced Fixed Income Fund	164	—	(301)	367	(1)	229
Core Fixed Income Fund	864	—	(47)	(1,364)	—	(547)

Post-October losses represent losses realized on investment transactions from November 1, 2024 through July 31, 2025 that in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term	Long-Term
	Loss	Loss	Total*
	($ Thousands)	($ Thousands)	($ Thousands)
Enhanced Fixed Income Fund	$45	$256	$301
Core Fixed Income Fund	–	47	47

*	During the year ended July 31, 2025, the Core Fixed Income Fund utilized short-term capital loss carryforwards of $196 ($ Thousands) to offset capital gains.

For Federal income tax purposes, the cost of securities owned at July 31, 2025, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in passive foreign investment companies, mark-to-market of futures contracts, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds at January 31, 2026, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Diversified Equity Fund	$310,295	$51,850	$(13,642)	$38,208
Enhanced Fixed Income Fund	45,870	1,185	—	1,185
Core Fixed Income Fund	179,643	2,110	(1,526)	584

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of July 31, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in the Funds. Please review the Funds’ prospectus for additional disclosures regarding the principal risks associated with investing in the Funds.

Adviser Managed Strategy Risk — The Funds are a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients’ assets among the Funds and a money market fund affiliated with the Funds. These asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Funds through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of a Fund’s shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of a Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. If notified by the Financial Adviser of an upcoming redemption request, a Fund may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and a Fund will not be invested pursuant to its investment strategy during such time. Further, it is possible that, subsequent to providing such notice of an expected redemption, the Financial Adviser may withdraw that notice due to the Adviser Managed Strategy, at which point a Fund may then repurchase securities to invest to strategy resulting in the same detrimental effects to the portfolio as large share redemptions and purchases. When a Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, a Fund may be forced to sell securities at below current market values or a Fund’s selling activity may drive down the market value of securities being sold. A Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if a Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, a Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When a Fund receives a large purchase order as a result of the Adviser Managed Strategy, a Fund may be required to rapidly purchase portfolio securities. This may cause a Fund to incur higher than normal transaction costs or may require a Fund to purchase portfolio securities at above current market values. Further, a Fund’s purchasing activity may drive up the market value of securities being purchased or a Fund may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When a Fund is not an active component of the Adviser Managed Strategy, a Fund’s investments may not be consistent with a Fund’s investment goal, and a Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

52	Adviser Managed Trust

Asset Allocation Risk — The risk that SIMC’s decisions regarding allocation of a Fund’s assets among Indexes and for direct management will not anticipate market trends successfully.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in securities denominated in and/or receiving revenues in foreign currencies, the Funds will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Funds’ investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds’ assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Funds’ portfolio investments and could result in disruptions in the trading markets.

Adviser Managed Trust	53

NOTES TO FINANCIAL STATEMENTS (Concluded)

January 31, 2026 (Unaudited)

Derivatives Risk — A Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund’s use of forward contracts and swap agreements is also subject to valuation risk and credit risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described below. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. A Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. A Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that a Fund and its shareholders directly bear in connection with a Fund’s operations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds.

Investment Style Risk — The risk that a Fund’s investment approach may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on a Fund’s share price and may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Portfolio Turnover Risk — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect a Fund’s performance.

Real Estate Investment Trust (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

54	Adviser Managed Trust

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Tracking Error Risk — The risk that a Fund’s performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses, imperfect correlation between a Fund’s investments and the Indexes’ components and other factors.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company (“SEI”). As of January 31, 2026, SPTC held of record the following percentage of outstanding shares:

Diversified Equity Fund	99.82%
Enhanced Fixed Income Fund	99.62%
Core Fixed Income Fund	99.84%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the Financial Adviser. SPTC maintains omnibus accounts at the Funds’ transfer agent.

10. SEGMENT REPORTING

The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) –

“Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

11. RECENT ACCOUNTING PRONOUNCMENT

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Adviser Managed Trust	55

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

56	Adviser Managed Trust

ADVISER MANAGED TRUST SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION JANUARY 31, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

AMT (1/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & Chief Executive Officer
(Principal Executive Officer)
Date: April 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & Chief Executive Officer
(Principal Executive Officer)

Date: April 2, 2026

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & Chief Financial Officer
(Principal Financial Officer)

Date: April 2, 2026